UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 7 of its series:

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of reporting period:    April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2018

Wells Fargo Asia Pacific Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Asia Pacific Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asia Pacific Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Asia Pacific Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Asia Pacific Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Alison Shimada

Elaine Tse‡

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFAAX)	7-31-2007	14.94	6.09	3.07	21.96	7.34	3.68	1.66	1.60
Class C (WFCAX)	7-31-2007	20.10	6.53	2.90	21.10	6.53	2.90	2.41	2.35
Administrator Class (WFADX)	7-30-2010	–	–	–	22.09	7.48	3.81	1.58	1.50
Institutional Class (WFPIX)	7-30-2010	–	–	–	22.44	7.71	3.96	1.33	1.25
MSCI AC Asia Pacific Index (Net)[4]	–	–	–	–	19.71	6.68	4.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Asia Pacific Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
Tencent Holdings Limited	2.12
Mitsubishi UFJ Financial Group Incorporated	2.03
Taiwan Semiconductor Manufacturing Company Limited	2.00
Alibaba Group Holding Limited ADR	2.00
Samsung Electronics Company Limited	1.86
China Construction Bank H Shares	1.86
Ping An Insurance Group Company of China Limited H Shares	1.63
Matsumotokiyoshi Holdings Company Limited	1.56
Tokyo Electron Limited	1.56
Industrial & Commercial Bank of China Limited H Shares	1.45

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

‡	Ms. Tse became of portfolio manager of the Fund on April 17, 2018.

[1]	Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Administrator and Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The MSCI AC Asia Pacific Index (Net) consists of the following 13 developed and emerging markets countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Asia Pacific Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,035.52	$8.08	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000.00	$1,031.60	$11.84	2.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	$11.73	2.35%
Administrator Class
Actual	$1,000.00	$1,036.71	$7.57	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50	1.50%
Institutional Class
Actual	$1,000.00	$1,037.64	$6.32	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Asia Pacific Fund	7

Security name	Shares	Value

Common Stocks: 90.50%

Australia: 6.34%
Australia & New Zealand Banking Group Limited (Financials, Banks)	34,415	$691,817
BHP Billiton Limited (Materials, Metals & Mining)	68,508	1,598,240
IOOF Holdings Limited (Financials, Capital Markets)	116,257	780,749
Medibank Private Limited (Financials, Insurance)	306,927	674,551
MYOB Group Limited (Information Technology, Internet Software & Services)	256,900	626,400
Northern Star Resources Limited (Materials, Metals & Mining)	297,009	1,417,468
Orocobre Limited (Materials, Metals & Mining) †«	191,665	801,354
Rio Tinto Limited (Materials, Metals & Mining)	27,030	1,608,668
Suncorp Group Limited (Financials, Insurance)	109,325	1,149,847
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	43,439	1,052,679

		10,401,773

China: 24.79%
3SBio Incorporated (Health Care, Biotechnology)	557,500	1,197,881
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	18,350	3,276,209
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,347,383
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	4,155	1,042,490
Bank of China Limited H Shares (Financials, Banks)	2,682,000	1,455,873
Bank of Communications Limited H Shares (Financials, Banks)	2,036,000	1,666,027
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,086,000	630,512
BYD Company Limited H Shares (Consumer Discretionary, Automobiles) «	86,000	601,232
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	406,000	467,785
China Construction Bank H Shares (Financials, Banks)	2,910,000	3,048,686
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	812,137
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	74,500	709,723
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,484,000	1,445,206
China Resources Cement Holdings Limited (Materials, Construction Materials)	1,280,000	1,342,820
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services)	565,000	738,490
Chinasoft International Limited (Information Technology, IT Services)	1,028,000	755,491
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	816,000	1,380,438
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	17,300	707,570
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,964,709
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	2,715,000	2,383,447
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	18,700	682,737
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,626,000	771,986
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,222,000	900,454
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	570,000	1,020,396
Ping An Insurance Group Company of China Limited H Shares (Financials, Insurance)	273,500	2,672,478
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	235,000	1,274,719
Tencent Holdings Limited (Information Technology, Internet Software & Services)	70,800	3,480,732
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	156,000	807,673
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,400	829,544
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,816,000	1,277,333

		40,692,161

Hong Kong: 3.03%
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,427,369
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	806,800	1,040,179

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Asia Pacific Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

Hong Kong (continued)
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	959,000	$960,562
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	681,000	765,411
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	544,000	782,054

		4,975,575

India: 7.91%
Bharat Electronics Limited (Industrials, Aerospace & Defense)	462,102	903,597
Emami Limited (Consumer Staples, Personal Products)	42,001	700,496
HDFC Bank Limited (Financials, Banks)	58,600	1,700,511
Hindalco Industries Limited (Materials, Metals & Mining)	236,262	827,376
ICICI Bank Limited (Financials, Banks)	272,112	1,157,521
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	410,322	903,675
Larsen & Toubro Limited (Industrials, Construction & Engineering)	72,054	1,507,659
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	8,849	1,164,429
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	120,135	1,726,499
Tata Motors Limited (Consumer Discretionary, Automobiles)	152,900	772,900
Vedanta Limited ADR (Materials, Metals & Mining)	91,400	1,619,608

		12,984,271

Indonesia: 0.88%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,047,000	933,110
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	6,279,300	514,530

		1,447,640

Japan: 32.20%
Advantage Risk Management Company Limited (Health Care, Health Care Providers & Services)	79,100	985,091
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	21,800	749,902
Ezaki Glico Company Limited (Consumer Staples, Food Products)	14,900	802,632
FANUC Corporation (Industrials, Machinery)	4,500	963,947
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	316,000	2,306,344
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	35,800	1,231,016
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	97,900	1,586,184
Japan Airlines Company Limited (Industrials, Airlines)	36,200	1,428,613
Kao Corporation (Consumer Staples, Personal Products)	13,500	970,462
KOSE Corporation (Consumer Staples, Personal Products)	5,200	960,942
Kubota Corporation (Industrials, Machinery)	96,500	1,627,040
Kura Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	27,800	1,997,691
Kyushu Railway Company (Industrials, Road & Rail)	54,700	1,750,564
Macromill Incorporated (Consumer Discretionary, Media) «	79,900	2,158,918
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	57,600	2,565,857
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	496,700	3,328,557
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	73,800	1,890,419
Nintendo Company Limited (Information Technology, Software)	2,100	882,370
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	896,902
Obayashi Corporation (Industrials, Construction & Engineering)	131,500	1,514,382
Open House Company Limited (Real Estate, Real Estate Management & Development)	14,200	790,537
ORIX Corporation (Financials, Diversified Financial Services)	109,800	1,925,765
Otsuka Corporation (Information Technology, IT Services)	37,400	1,733,019
Panasonic Corporation (Consumer Discretionary, Household Durables)	121,800	1,803,510
Recruit Holdings Company Limited (Industrials, Professional Services)	56,100	1,293,495
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	5,500	1,881,350

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Asia Pacific Fund	9

Security name	Shares	Value

Japan (continued)
Sekisui House Limited (Consumer Discretionary, Household Durables)	91,800	$1,682,563
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	15,100	1,153,771
Sony Corporation (Consumer Discretionary, Household Durables)	35,800	1,672,078
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	43,400	1,840,467
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	14,900	800,843
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	13,300	2,554,304
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	32,800	2,150,773
Tsukui Corporation (Health Care, Health Care Providers & Services)	125,200	988,270

		52,868,578

Malaysia: 2.20%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	515,100	945,034
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	718,200	935,077
Public Bank Bhd (Financials, Banks)	144,300	873,155
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,268,200	858,857

		3,612,123

Philippines: 0.53%
Bank of the Philippine Islands (Financials, Banks)	429,033	868,378

Singapore: 3.11%
Bukit Sembawang Estates Limited (Real Estate, Real Estate Management & Development)	184,700	860,705
DBS Group Holdings Limited (Financials, Banks)	98,300	2,267,986
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,250,000	1,095,144
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	85,700	885,159

		5,108,994

South Korea: 3.72%
KB Financial Group Incorporated (Financials, Banks)	14,871	844,897
LG Chem Limited (Materials, Chemicals)	3,049	1,020,588
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) (a)	1,231	3,051,165
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,952	1,183,784

		6,100,434

Taiwan: 3.78%
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,036,000	790,097
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	441,085	1,226,826
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	338,000	904,413
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	431,000	3,283,073

		6,204,409

Thailand: 1.59%
Land & Houses PCL (Real Estate, Real Estate Management & Development)	5,322,700	1,852,662
Thai Beverage PCL (Consumer Staples, Beverages)	1,179,300	758,156

		2,610,818

Vietnam: 0.42%
Masan Group Corporation (Consumer Staples, Food Products)	174,010	698,882

Total Common Stocks (Cost $118,356,255)		148,574,036

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Asia Pacific Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name		Expiration date	Shares	Value

Participation Notes: 6.23%

China: 6.23%
HSBC Bank plc (Baoshan Iron & Steel Company Limited Class A) (Materials, Metals & Mining) †(a)144A		2-19-2019	515,995	$752,742
HSBC Bank plc (China International Travel Service Corporation Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure) †(a)		12-23-2024	109,000	896,072
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components) †(a)		6-18-2018	295,261	1,794,715
HSBC Bank plc (Huayu Automotive Systems Company Limited Class A) (Consumer Discretionary, Auto Components) †(a)		12-2-2019	233,800	819,088
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables) †(a)		5-8-2018	92,700	756,364
HSBC Bank plc (Ningbo Joyson Electronic Corporation) (Consumer Discretionary, Auto Components) †(a)		12-2-2019	169,874	733,522
HSBC Bank plc (Siasun Robot & Automation Company Limited Class A) (Industrials, Machinery) †(a)		11-23-2021	276,974	871,953
HSBC Bank plc (Songcheng Performance Development Company Limited Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure) †(a)		10-12-2020	415,952	1,344,280
UBS AG (China Vanke Company Limited Class A) (Real Estate, Real Estate Management & Development) †(a)		10-31-2018	187,200	839,369
UBS AG (GoerTek Incorporated Class A) (Information Technology, Electronic Equipment, Instruments & Components) †(a)		7-24-2018	331,400	591,758
UBS AG (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery) †(a)		3-6-2019	111,412	821,443

Total Participation Notes (Cost $8,442,485)				10,221,306

	Dividend yield
Preferred Stocks: 0.66%

South Korea: 0.66%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) (a)	0.05%		541	1,075,721

Total Preferred Stocks (Cost $374,972)				1,075,721

	Yield
Short-Term Investments: 2.96%

Investment Companies: 2.96%
Securities Lending Cash Investment LLC (l)(r)(u)	1.96		3,045,890	3,046,195
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59		1,819,617	1,819,617

Total Short-Term Investments (Cost $4,865,812)				4,865,812

Total investments in securities (Cost $132,039,524)	100.35%	164,736,875
Other assets and liabilities, net	(0.35)	(572,191)

Total net assets	100.00%	$164,164,684

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Asia Pacific Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	993,151	12,484,518	10,431,779	3,045,890	$0	$0	$21,083	$3,046,195
Wells Fargo Government Money Market Fund Select Class	1,050,305	28,595,367	27,826,055	1,819,617	0	0	19,472	1,819,617

					$0	$0	$40,555	$4,865,812	2.96%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Asia Pacific Fund	Statement of assets and liabilities—April 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $2,896,879 of securities loaned), at value (cost $127,173,712)	$159,871,063
Investments in affiliated securities, at value (cost $4,865,812)	4,865,812
Foreign currency, at value (cost $1,417,076)	1,416,944
Receivable for investments sold	853,146
Receivable for Fund shares sold	7,825
Receivable for dividends	441,070
Receivable for securities lending income	6,424
Prepaid expenses and other assets	32,061

Total assets	167,494,345

Liabilities
Payable upon receipt of securities loaned	3,046,195
Management fee payable	125,012
Payable for Fund shares redeemed	96,318
Administration fees payable	26,258
Trustees’ fees and expenses payable	3,578
Distribution fee payable	1,402
Accrued expenses and other liabilities	30,898

Total liabilities	3,329,661

Total net assets	$164,164,684

NET ASSETS CONSIST OF
Paid-in capital	$121,951,955
Accumulated net investment loss	(447,423)
Accumulated net realized gains on investments	9,971,927
Net unrealized gains on investments	32,688,225

Total net assets	$164,164,684

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$125,549,015
Shares outstanding – Class A1	8,093,137
Net asset value per share – Class A	$15.51
Maximum offering price per share – Class A2	$16.46
Net assets – Class C	$2,260,137
Shares outstanding – Class C1	153,819
Net asset value per share – Class C	$14.69
Net assets – Administrator Class	$1,912,079
Shares outstanding – Administrator Class[1]	125,048
Net asset value per share – Administrator Class	$15.29
Net assets – Institutional Class	$34,443,453
Shares outstanding – Institutional Class[1]	2,266,846
Net asset value per share – Institutional Class	$15.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2018 (unaudited)	Wells Fargo Asia Pacific Fund	13

Investment income
Dividends (net of foreign withholding taxes of $97,232)	$1,101,623
Income from affiliated securities	40,555

Total investment income	1,142,178

Expenses
Management fee	841,513
Administration fees
Class A	135,484
Class C	2,446
Administrator Class	1,299
Institutional Class	22,713
Shareholder servicing fees
Class A	161,291
Class C	2,912
Administrator Class	2,498
Distribution fee
Class C	8,736
Custody and accounting fees	61,938
Professional fees	27,468
Registration fees	39,783
Shareholder report expenses	16,583
Trustees’ fees and expenses	13,526
Other fees and expenses	11,685

Total expenses	1,349,875
Less: Fee waivers and/or expense reimbursements	(56,866)

Net expenses	1,293,009

Net investment loss	(150,831)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,359,551
Forward foreign currency contracts	(221)

Net realized gains on investments	10,359,330
Net change in unrealized gains (losses) on investments	(3,964,155)

Net realized and unrealized gains (losses) on investments	6,395,175

Net increase in net assets resulting from operations	$6,244,344

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Asia Pacific Fund	Statement of changes in net assets

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income (loss)		$(150,831)		$961,220
Net realized gains on investments		10,359,330		4,252,860
Net change in unrealized gains (losses) on investments		(3,964,155)		29,328,681

Net increase in net assets resulting from operations		6,244,344		34,542,761

Distributions to shareholders from
Net investment income
Class A		(536,729)		(1,463,867)
Class C		0		(6,107)
Administrator Class		(4,325)		(50,069)
Institutional Class		(271,596)		(295,073)

Total distributions to shareholders		(812,650)		(1,815,116)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	277,621	4,348,294	620,409	7,822,027
Class C	5,594	82,889	5,243	62,877
Administrator Class	1,128	17,847	60,384	741,557
Institutional Class	474,342	7,284,320	1,809,183	22,286,904

		11,733,350		30,913,365

Reinvestment of distributions
Class A	33,563	518,552	124,042	1,419,041
Class C	0	0	449	4,899
Administrator Class	251	3,829	4,266	47,951
Institutional Class	17,523	264,942	25,127	281,166

		787,323		1,753,057

Payment for shares redeemed
Class A	(614,193)	(9,672,705)	(2,264,628)	(28,673,054)
Class C	(13,922)	(209,052)	(37,870)	(444,028)
Administrator Class	(11,596)	(179,521)	(885,130)	(10,601,230)
Institutional Class	(530,840)	(8,321,832)	(389,294)	(5,004,838)

		(18,383,110)		(44,723,150)

Net decrease in net assets resulting from capital share transactions		(5,862,437)		(12,056,728)

Total increase (decrease) in net assets		(430,743)		20,670,917

Net assets
Beginning of period		164,595,427		143,924,510

End of period		$164,164,684		$164,595,427

Undistributed (accumulated) net investment income (loss)		$(447,423)		$516,058

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asia Pacific Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.04	$12.11	$11.92	$12.18	$11.72	$10.19
Net investment income (loss)	(0.02)	0.08	0.11 [1]	0.04 [1]	0.09 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.55	3.00	0.29	(0.16)	0.67	1.79

Total from investment operations	0.53	3.08	0.40	(0.12)	0.76	1.91
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.21)	(0.14)	(0.30)	(0.38)
Net asset value, end of period	$15.51	$15.04	$12.11	$11.92	$12.18	$11.72
Total return[2]	3.55%	25.84%	3.47%	(0.95)%	6.61%	19.24%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.66%	1.69%	1.72%	1.71%	1.79%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income (loss)	(0.24)%	0.58%	0.97%	0.34%	0.80%	1.08%
Supplemental data
Portfolio turnover rate	22%	63%	52%	113%	113%	187%
Net assets, end of period (000s omitted)	$125,549	$126,265	$120,108	$137,578	$6,755	$8,720

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.24	$11.44	$11.29	$11.57	$11.15	$9.73
Net investment income (loss)	(0.07)[1]	(0.02)[1]	0.02 [1]	(0.00)[1,2]	0.01 [1]	0.05
Net realized and unrealized gains (losses) on investments	0.52	2.85	0.28	(0.20)	0.63	1.69

Total from investment operations	0.45	2.83	0.30	(0.20)	0.64	1.74
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.15)	(0.08)	(0.22)	(0.32)
Net asset value, end of period	$14.69	$14.24	$11.44	$11.29	$11.57	$11.15
Total return[3]	3.16%	24.86%	2.75%	(1.71)%	5.76%	18.44%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.41%	2.44%	2.46%	2.46%	2.54%
Net expenses	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Net investment income (loss)	(1.01)%	(0.17)%	0.14%	(0.01)%	0.12%	0.37%
Supplemental data
Portfolio turnover rate	22%	63%	52%	113%	113%	187%
Net assets, end of period (000s omitted)	$2,260	$2,309	$2,223	$3,495	$2,427	$1,980

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asia Pacific Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.79	$11.88	$11.72	$11.99	$11.54	$10.04
Net investment income (loss)	(0.01)[1]	0.04 [1]	0.12	0.11 [1]	0.12 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.54	3.00	0.29	(0.21)	0.65	1.77

Total from investment operations	0.53	3.04	0.41	(0.10)	0.77	1.91
Distributions to shareholders from
Net investment income	(0.03)	(0.13)	(0.25)	(0.17)	(0.32)	(0.41)
Net asset value, end of period	$15.29	$14.79	$11.88	$11.72	$11.99	$11.54
Total return[2]	3.67%	25.83%	3.60%	(0.83)%	6.86%	19.57%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.61%	1.56%	1.52%	1.61%
Net expenses	1.50%	1.50%	1.47%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.16)%	0.36%	1.07%	0.87%	1.04%	1.26%
Supplemental data
Portfolio turnover rate	22%	63%	52%	113%	113%	187%
Net assets, end of period (000s omitted)	$1,912	$2,000	$11,357	$14,048	$13,956	$12,577

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.75	$11.89	$11.73	$12.00	$11.55	$10.05
Net investment income	0.00 [1]	0.21	0.13	0.15 [2]	0.14 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	0.55	2.85	0.30	(0.23)	0.65	1.74

Total from investment operations	0.55	3.06	0.43	(0.08)	0.79	1.92
Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.27)	(0.19)	(0.34)	(0.42)
Net asset value, end of period	$15.19	$14.75	$11.89	$11.73	$12.00	$11.55
Total return[3]	3.76%	26.25%	3.83%	(0.65)%	6.99%	19.70%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.33%	1.36%	1.36%	1.27%	1.33%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.11%	1.11%	1.28%	1.27%	1.15%	1.62%
Supplemental data
Portfolio turnover rate	22%	63%	52%	113%	113%	187%
Net assets, end of period (000s omitted)	$34,443	$34,022	$10,237	$11,034	$502	$129

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asia Pacific Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	21

Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $132,349,979 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$36,250,992
Gross unrealized losses	(3,864,096)
Net unrealized gains	$32,386,896

As of October 31, 2017, the Fund had capital loss carryforwards which consisted of $133,729 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$0	$10,401,773	$0	$10,401,773
China	6,538,550	34,153,611	0	40,692,161
Hong Kong	0	4,975,575	0	4,975,575
India	1,619,608	11,364,663	0	12,984,271
Indonesia	514,530	933,110	0	1,447,640
Japan	0	52,868,578	0	52,868,578
Malaysia	0	3,612,123	0	3,612,123
Philippines	0	868,378	0	868,378
Singapore	0	5,108,994	0	5,108,994
South Korea	0	6,100,434	0	6,100,434
Taiwan	0	6,204,409	0	6,204,409
Thailand	0	2,610,818	0	2,610,818
Vietnam	0	698,882	0	698,882

Participation notes
China	0	10,221,306	0	10,221,306

Preferred stocks
South Korea	0	1,075,721	0	1,075,721

Short-term investments
Investment companies	1,819,617	0	0	1,819,617
Investments measured at net asset value*				3,046,195
Total assets	$10,492,305	$151,198,375	$0	$164,736,875

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,046,195 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $118,299,382 and preferred stocks valued at $1,075,721 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.00% and declining to 0.83% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 1.00% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	23

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A shares, 2.35% for Class C shares, 1.50% for Administrator Class shares, and 1.25% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2018, Funds Distributor received $1,694 from the sale of Class A shares and $17 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $36,101,670 and $44,702,611, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2018, the Fund entered into forward foreign currency contracts for hedging purposes. The Fund had average contract amounts of $97,152 in forward foreign currency contracts to buy during the six months ended April 30, 2018.

24	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of geographic regions. A fund that invest a substantial portion of their assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Asia Pacific Fund	25

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$316,834	$0.0288	100%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Asia Pacific Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Asia Pacific Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28	Wells Fargo Asia Pacific Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Appendix (unaudited)	Wells Fargo Asia Pacific Fund	29

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

30	Wells Fargo Asia Pacific Fund	Appendix (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix (unaudited)	Wells Fargo Asia Pacific Fund	31
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311866 06-18 SA236/SAR236 04-18

Semi-Annual Report

April 30, 2018

Wells Fargo Diversified International Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Diversified International Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified International Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Diversified International Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Diversified International Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

Portfolio managers

Josef Lakonishok, Ph.D.

Venkateshwar Lal

Puneet Mansharamani, CFA®

Menno Vermeulen, CFA®

Dale A. Winner, CFA®

Mark L. Yockey, CFA®

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SILAX)	9-24-1997	8.91	4.64	1.60	15.51	5.88	2.20	1.79	1.36
Class C (WFECX)	4-1-1998	13.55	5.07	1.45	14.55	5.07	1.45	2.54	2.11
Class R6 (WDIRX)	9-30-2015	–	–	–	15.93	6.21	2.46	1.36	0.90
Administrator Class (WFIEX)	11-8-1999	–	–	–	15.57	6.01	2.36	1.71	1.26
Institutional Class (WFISX)	8-31-2006	–	–	–	15.98	6.30	2.59	1.46	1.00
MSCI EAFE Index (Net)[4]	–	–	–	–	14.51	5.90	2.43	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified International Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
Deutsche Boerse AG	1.86
UniCredit SpA	1.77
Allianz AG	1.77
BP plc	1.62
Linde AG - Tender Shares	1.60
Muenchener Rueckversicherungs Gesellschaft AG	1.49
Wirecard AG	1.41
Den Norske Bank ASA	1.39
ING Groep NV	1.37
Bayer AG	1.35

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A, 2.10% for Class C, 0.89% for Class R6, 1.25% for Administrator Class, and 0.99% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified International Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,038.65	$6.82	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class C
Actual	$1,000.00	$1,033.57	$10.59	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49	2.10%
Class R6
Actual	$1,000.00	$1,040.95	$4.50	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Administrator Class
Actual	$1,000.00	$1,038.81	$6.32	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,039.65	$5.01	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Diversified International Fund	7

Security name	Shares	Value

Common Stocks: 94.88%

Argentina: 0.02%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	76	$25,810

Australia: 1.30%
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	111,585
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	74,193
Bendigo Bank Limited (Financials, Banks)	26,100	207,735
CSR Limited (Materials, Construction Materials)	59,900	252,741
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	43,900	115,720
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	24,500	328,578
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	76,925
Mineral Resources Limited (Materials, Metals & Mining)	14,900	199,525
Qantas Airways Limited (Industrials, Airlines)	59,300	256,459

		1,623,461

Austria: 0.42%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	4,800	297,288
Voestalpine AG (Materials, Metals & Mining)	4,300	226,856

		524,144

Brazil: 1.93%
Ambev SA ADR (Consumer Staples, Beverages)	18,347	121,457
B3 SA (Financials, Capital Markets)	12,705	91,755
Banco de Brasil SA (Financials, Banks)	19,000	199,047
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	76,250
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	99,531	1,003,272
JBS SA (Consumer Staples, Food Products)	67,500	168,596
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels) †	53,433	752,871

		2,413,248

Canada: 2.13%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	4,852	885,199
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) †«	54,800	614,177
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	2,800	142,404
Lundin Mining Corporation (Materials, Metals & Mining)	64,708	428,380
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	431,138
WestJet Airlines Limited (Industrials, Airlines)	9,200	163,729

		2,665,027

China: 4.15%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	1,744	311,374
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	138,120
China Everbright Limited (Financials, Capital Markets)	190,000	418,107
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail) †144A	270	2,175
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	99,500	947,886
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	212,301
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	167,568
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	176,245

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

China (continued)
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	344,000	$166,748
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	117,218
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,909	461,253
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,698	436,505
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	69,000	123,522
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	60,000	586,284
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	272,000	742,470
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	108,152
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	59,479

		5,175,407

Denmark: 0.64%
Danske Bank AS (Financials, Banks)	9,300	323,660
Genmab AS (Health Care, Biotechnology) †	1,645	332,122
Sydbank AS (Financials, Banks)	4,000	147,873

		803,655

France: 6.90%
Air Liquide SA (Materials, Chemicals)	243	31,584
Arkema SA (Materials, Chemicals)	910	119,205
Atos Origin SA (Information Technology, IT Services)	948	127,980
AXA SA (Financials, Insurance)	9,200	263,107
BNP Paribas SA (Financials, Banks)	10,473	808,508
Compagnie de Saint-Gobain SA (Industrials, Building Products)	26,224	1,372,066
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	309,370
Credit Agricole SA (Financials, Banks)	13,900	228,896
Eiffage SA (Industrials, Construction & Engineering)	4,740	564,210
Engie SA (Utilities, Multi-Utilities)	13,300	233,302
Natixis (Financials, Capital Markets)	20,600	169,187
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	87,128	1,583,954
Renault SA (Consumer Discretionary, Automobiles)	3,100	335,983
Safran SA (Industrials, Aerospace & Defense)	1,919	225,080
Sanofi SA (Health Care, Pharmaceuticals)	8,600	679,935
Schneider Electric SE (Industrials, Electrical Equipment)	3,929	356,142
SCOR SE (Financials, Insurance) «	7,700	312,259
Societe Generale SA (Financials, Banks)	3,700	202,496
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	439,962
Vinci SA (Industrials, Construction & Engineering)	2,464	246,360

		8,609,586

Germany: 16.52%
Allianz AG (Financials, Insurance)	9,336	2,208,186
Aurubis AG (Materials, Metals & Mining)	1,600	142,983
BASF SE (Materials, Chemicals)	2,900	301,726
Bayer AG (Health Care, Pharmaceuticals)	14,131	1,688,931
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	244,600
Beiersdorf AG (Consumer Staples, Personal Products)	6,329	716,052
Ceconomy AG (Consumer Discretionary, Specialty Retail)	78,099	875,165
Daimler AG (Consumer Discretionary, Automobiles)	5,300	416,676

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Diversified International Fund	9

Security name	Shares	Value

Germany (continued)
Deutsche Boerse AG (Financials, Capital Markets)	17,222	$2,316,170
Deutsche Post AG (Industrials, Air Freight & Logistics)	35,048	1,521,237
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	27,794	486,495
Hannover Rueck SE (Financials, Insurance)	1,200	168,535
Linde AG (Materials, Chemicals)	104	22,388
Linde AG - Tender Shares (Materials, Chemicals)	9,027	1,999,799
Metro AG (Consumer Staples, Food & Staples Retailing)	43,170	624,544
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	8,110	1,856,072
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,811	498,026
SAP SE (Information Technology, Software)	9,375	1,041,615
Siemens AG (Industrials, Industrial Conglomerates)	9,188	1,166,829
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	7,700	238,078
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	325,759
Wirecard AG (Information Technology, IT Services)	13,048	1,765,407

		20,625,273

Hong Kong: 2.28%
AIA Group Limited (Financials, Insurance)	129,400	1,156,473
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	145,952
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	104,000	155,112
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,600	67,041
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	145,408
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	22,000	163,223
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	620,000	891,312
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	119,026

		2,843,547

Hungary: 0.06%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	70,674

India: 0.57%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	25,089	706,546

Indonesia: 0.20%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,063,200	245,140

Ireland: 1.10%
C&C Group plc (Consumer Staples, Beverages)	18,600	69,925
Medtronic plc (Health Care, Health Care Equipment & Supplies)	12,857	1,030,231
Smurfit Kappa Group plc (Materials, Containers & Packaging)	6,300	268,556

		1,368,712

Israel: 0.21%
Bank Hapoalim Limited (Financials, Banks)	38,000	259,518

Italy: 5.16%
A2A SpA (Utilities, Multi-Utilities)	104,600	210,324
Assicurazioni Generali SpA (Financials, Insurance)	43,830	884,443
Enel SpA (Utilities, Electric Utilities)	94,000	596,310
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	59,326	1,159,729

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA (Financials, Banks)	226,204	$860,470
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	9,300	107,458
Mediobanca SpA (Financials, Banks)	23,400	283,550
Prysmian SpA (Industrials, Electrical Equipment)	4,302	126,466
UniCredit SpA (Financials, Banks)	102,131	2,214,191

		6,442,941

Japan: 14.03%
Adeka Corporation (Materials, Chemicals)	13,000	230,847
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	178,777
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	69,326
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	17,100	250,109
CALBEE Incorporated (Consumer Staples, Food Products)	14,000	471,450
Central Glass Company Limited (Industrials, Building Products)	6,800	161,111
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	7,350	159,970
Daiwa Securities Group Incorporated (Financials, Capital Markets)	201,000	1,233,042
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	140,297
Denka Company Limited (Materials, Chemicals)	10,000	356,013
DIC Incorporated (Materials, Chemicals)	5,300	179,855
Dowa Mining Company Limited (Materials, Metals & Mining)	3,600	135,291
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	341,258
Fujikura Limited (Industrials, Electrical Equipment)	25,000	170,826
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	198,000	1,445,114
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	251,861
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	291,977
Japan Airlines Company Limited (Industrials, Airlines)	6,300	248,626
Japan Exchange Group Incorporated (Financials, Capital Markets)	10,400	192,598
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	13,320	358,058
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,000	177,406
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	18,500	496,606
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	237,353
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	272,597
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	100	4,455
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	166,847
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	142,956
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	229,000	1,534,606
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	20,500	130,320
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	272,329
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	310,465
Nintendo Company Limited (Information Technology, Software)	1,700	714,299
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	13,500	640,645
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	338,759
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	174,747
Nomura Holdings Incorporated (Financials, Capital Markets)	251,100	1,446,223
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,400	139,504
ORIX Corporation (Financials, Diversified Financial Services)	16,500	289,391
Resona Holdings Incorporated (Financials, Banks)	62,600	355,698
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,900	268,723
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	90,753
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	56,192

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Diversified International Fund	11

Security name	Shares	Value

Japan (continued)
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	$254,782
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	229,262
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	10,120	431,723
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	333,426
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,600	172,134
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	247,234
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	6,200	151,310
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	36,800	227,432
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	100,431
UBE Industries Limited (Materials, Chemicals)	7,900	240,667

		17,515,681

Malaysia: 1.01%
CIMB Group Holdings Bhd (Financials, Banks)	692,123	1,261,362

Netherlands: 6.67%
Aegon NV (Financials, Insurance)	23,200	170,028
Airbus SE (Industrials, Aerospace & Defense)	10,949	1,285,227
Akzo Nobel NV (Materials, Chemicals)	5,083	460,308
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,314	630,932
ING Groep NV (Financials, Banks)	101,754	1,714,607
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	14,600	352,217
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	30,097	1,273,892
NN Group NV (Financials, Insurance)	23,191	1,111,422
OCI NV (Materials, Chemicals) †«	50,448	1,197,207
Randstad Holdings NV (Industrials, Professional Services)	1,710	110,061
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing) †	700	19,920

		8,325,821

Norway: 1.49%
Den Norske Bank ASA (Financials, Banks)	92,501	1,729,892
Marine Harvest ASA (Consumer Staples, Food Products)	6,000	130,607

		1,860,499

Poland: 0.06%
Asseco Poland SA (Information Technology, Software)	5,900	73,666

Portugal: 0.17%
Energias de Portugal SA (Utilities, Electric Utilities)	56,000	207,758

Russia: 1.19%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	255,295
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	276,738
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	25,475	437,807
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	49,486	519,603

		1,489,443

Singapore: 0.31%
DBS Group Holdings Limited (Financials, Banks)	6,400	147,661
United Overseas Bank Limited (Financials, Banks)	10,700	242,293

		389,954

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

South Africa: 1.27%
Barclays Africa Group Limited (Financials, Banks)	12,600	$184,556
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	109,646
Omnia Holdings Limited (Materials, Chemicals)	7,600	87,420
Sasol Limited (Materials, Chemicals)	33,802	1,208,332

		1,589,954

South Korea: 2.34%
BNK Financial Group Incorporated (Financials, Banks)	1,018	9,907
Hana Financial Group Incorporated (Financials, Banks)	13,142	583,941
Industrial Bank of Korea (Financials, Banks)	16,600	260,318
KT&G Corporation (Consumer Staples, Tobacco)	2,300	210,317
Kwangju Bank (Financials, Banks)	1,044	10,904
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	246	301,151
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,287	1,343,299
Woori Bank (Financials, Banks)	13,760	205,429

		2,925,266

Spain: 0.65%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	190,597
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	33,900	157,099
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	154,731
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	309,141

		811,568

Sweden: 0.50%
Boliden AB (Materials, Metals & Mining) «	6,700	232,153
Nordea Bank AB (Financials, Banks)	15,000	152,560
Volvo AB Class B (Industrials, Machinery)	14,000	237,249

		621,962

Switzerland: 4.57%
Baloise Holding AG (Financials, Insurance)	2,000	317,010
Credit Suisse Group AG (Financials, Capital Markets)	13,954	235,351
Georg Fischer AG (Industrials, Machinery)	54	67,125
Idorsia Limited (Health Care, Biotechnology) †	2,140	49,080
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,172	286,357
Nestle SA (Consumer Staples, Food Products)	15,428	1,195,208
Novartis AG (Health Care, Pharmaceuticals)	16,745	1,288,935
Roche Holding AG (Health Care, Pharmaceuticals)	1,560	346,612
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	215	103,238
Swiss Life Holding AG (Financials, Insurance)	1,500	524,728
Swiss Reinsurance AG (Financials, Insurance)	3,900	371,550
UBS Group AG (Financials, Capital Markets)	10,600	177,920
Valiant Holding AG (Financials, Banks)	1,900	228,147
Zurich Insurance Group AG (Financials, Insurance)	1,602	511,736

		5,702,997

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Diversified International Fund	13

Security name	Shares	Value

Taiwan: 0.49%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,000	$150,195
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	193,512
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	145,994
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	119,678

		609,379

Thailand: 0.30%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	155,521
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	224,277

		379,798

United Kingdom: 15.48%
3i Group plc (Financials, Capital Markets)	27,100	349,811
Anglo American plc (Materials, Metals & Mining)	11,100	261,175
Aon plc (Financials, Insurance)	5,381	766,631
Aviva plc (Financials, Insurance)	22,000	159,845
BAE Systems plc (Industrials, Aerospace & Defense)	94,283	791,054
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	179,432
Bellway plc (Consumer Discretionary, Household Durables)	4,200	191,378
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	146,325
BP plc (Energy, Oil, Gas & Consumable Fuels)	272,473	2,023,918
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	33,500	114,983
Centrica plc (Utilities, Multi-Utilities)	68,900	145,886
Coca-Cola European Partners plc (Consumer Staples, Beverages)	15,596	611,363
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	142,876	425,342
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	137,453
Debenhams plc (Consumer Discretionary, Multiline Retail) «	93,500	29,709
Experian Group Limited plc (Industrials, Professional Services)	15,395	352,733
Ferguson plc (Industrials, Trading Companies & Distributors)	10,974	840,027
Firstgroup plc (Industrials, Road & Rail) †	54,400	84,392
Galliford Try plc (Industrials, Construction & Engineering)	8,666	109,178
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	32,300	647,846
Glencore International plc (Materials, Metals & Mining)	149,984	722,472
HSBC Holdings plc (Financials, Banks)	38,611	384,410
Inchcape plc (Consumer Discretionary, Distributors)	19,900	198,808
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	90,900	385,704
Kingfisher plc (Consumer Discretionary, Specialty Retail)	55,500	231,459
Liberty Global plc Class A (Consumer Discretionary, Media) †	8,619	259,777
Liberty Global plc Class C (Consumer Discretionary, Media) †	15,728	457,685
Lloyds Banking Group plc (Financials, Banks)	134,900	119,649
London Stock Exchange Group plc (Financials, Capital Markets)	6,519	385,194
Man Group plc (Financials, Capital Markets)	346,177	859,782
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	44,100	174,373
Melrose Industries plc (Industrials, Electrical Equipment)	64,194	201,290
Old Mutual plc (Financials, Insurance)	59,600	205,326
Prudential plc (Financials, Insurance)	28,835	741,464
Qinetiq Group plc (Industrials, Aerospace & Defense)	47,700	150,791
Redrow plc (Consumer Discretionary, Household Durables)	24,200	208,534
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	57,021	240,567
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	9,900	353,418

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name			Shares	Value

United Kingdom (continued)
Royal Mail plc (Industrials, Air Freight & Logistics)			20,900	$166,677
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †			22,470	1,139,678
Smiths Group plc (Industrials, Industrial Conglomerates)			20,284	444,448
Standard Chartered plc (Financials, Banks)			34,340	360,708
Tate & Lyle plc (Consumer Staples, Food Products)			15,700	123,995
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			4,400	246,329
United Business Media plc (Consumer Discretionary, Media)			72,412	964,058
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			421,814	1,230,942

				19,326,019

United States: 0.76%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †			326	510,558
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			483	79,821
WABCO Holdings Incorporated (Industrials, Machinery) †			2,745	354,083

				944,462

Total Common Stocks (Cost $96,264,954)				118,438,278

		Expiration date
Participation Notes: 0.77%

Ireland: 0.77%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines) (a)		10-29-2018	51,387	960,968

Total Participation Notes (Cost $624,224)				960,968

	Dividend yield
Preferred Stocks: 0.85%

Brazil: 0.33%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	5.85%		13,600	32,843
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	0.65		57,317	375,820

				408,663

Germany: 0.52%
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.74		5,122	650,928

Total Preferred Stocks (Cost $970,085)				1,059,591

	Yield
Short-Term Investments: 4.16%

Investment Companies: 4.16%
Securities Lending Cash Investment LLC (l)(r)(u)	1.96		2,274,374	2,274,601
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59		2,920,942	2,920,942

Total Short-Term Investments (Cost $5,195,541)				5,195,543

Total investments in securities (Cost $103,054,804)	100.66%	125,654,380
Other assets and liabilities, net	(0.66)	(820,335)

Total net assets	100.00%	$124,834,045

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Diversified International Fund	15

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
1,282,623 USD	1,034,000 EUR	Goldman Sachs	6-6-2018	$30,899	$0
1,281,177 USD	1,033,000 EUR	Goldman Sachs	6-6-2018	30,664	0
1,677,877 USD	1,210,000 GBP	Morgan Stanley	6-12-2018	8,905	0

				$70,468	$0

¤¤	Transactions can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	798,430	12,185,430	10,709,486	2,274,374	$67,623	$0	$26,749	$2,274,601
Wells Fargo Government Money Market Fund Select Class	2,773,394	15,172,754	15,025,206	2,920,942	0	0	19,198	2,920,942

					$67,623	$0	$45,947	$5,195,543	4.16%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified International Fund	Statement of assets and liabilities—April 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $2,164,764 of securities loaned), at value (cost $97,859,263)	$120,458,837
Investments in affiliated securities, at value (cost $5,195,541)	5,195,543
Cash	1,894
Foreign currency, at value (cost $963,587)	950,831
Receivable for investments sold	416,703
Receivable for Fund shares sold	14,933
Receivable for dividends	719,111
Receivable for securities lending income	12,451
Unrealized gains on forward foreign currency contracts	70,468
Prepaid expenses and other assets	43,700

Total assets	127,884,471

Liabilities
Payable upon receipt of securities loaned	2,274,567
Payable for investments purchased	452,176
Management fee payable	49,579
Payable for Fund shares redeemed	42,067
Administration fees payable	14,854
Distribution fees payable	2,245
Accrued expenses and other liabilities	214,938

Total liabilities	3,050,426

Total net assets	$124,834,045

NET ASSETS CONSIST OF
Paid-in capital	$112,591,303
Undistributed net investment income	607,318
Accumulated net realized losses on investments	(10,988,170)
Net unrealized gains on investments	22,623,594

Total net assets	$124,834,045

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$63,820,742
Shares outstanding – Class A1	4,704,633
Net asset value per share – Class A	$13.57
Maximum offering price per share – Class A2	$14.40
Net assets – Class C	$3,483,372
Shares outstanding – Class C1	279,479
Net asset value per share – Class C	$12.46
Net assets – Class R6	$35,694,546
Shares outstanding – Class R6[1]	2,568,326
Net asset value per share – Class R6	$13.90
Net assets – Administrator Class	$14,384,540
Shares outstanding – Administrator Class[1]	1,040,987
Net asset value per share – Administrator Class	$13.82
Net assets – Institutional Class	$7,450,845
Shares outstanding – Institutional Class[1]	577,913
Net asset value per share – Institutional Class	$12.89

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2018 (unaudited)	Wells Fargo Diversified International Fund	17

Investment income
Dividends (net of foreign withholding taxes of $182,897)	$1,536,674
Income from affiliated securities	45,947

Total investment income	1,582,621

Expenses
Management fee	527,777
Administration fees
Class A	67,598
Class C	4,153
Class R	2	[1]
Class R6	5,085
Administrator Class	9,209
Institutional Class	5,055
Shareholder servicing fees
Class A	80,474
Class C	4,944
Class R	3	[1]
Administrator Class	17,710
Distribution fees
Class C	14,832
Class R	3	[1]
Custody and accounting fees	115,966
Professional fees	25,790
Registration fees	50,348
Shareholder report expenses	27,607
Trustees’ fees and expenses	10,793
Other fees and expenses	20,358

Total expenses	987,707
Less: Fee waivers and/or expense reimbursements	(233,695)

Net expenses	754,012

Net investment income	828,609

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,544,197
Affiliated securities	67,623
Forward foreign currency contracts	(215,164)

Net realized gains on investments	2,396,656

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,517,148
Forward foreign currency contracts	55,487

Net change in unrealized gains (losses) on investments	1,572,635

Net realized and unrealized gains (losses) on investments	3,969,291

Net increase in net assets resulting from operations	$4,797,900

[1]	For the period from November 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified International Fund	Statement of changes in net assets

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income		$828,609		$2,082,375
Net realized gains on investments		2,396,656		2,921,588
Net change in unrealized gains (losses) on investments		1,572,635		19,371,292

Net increase in net assets resulting from operations		4,797,900		24,375,255

Distributions to shareholders from
Net investment income
Class A		(1,577,710)		(1,161,061)
Class C		(73,033)		(54,176)
Class R		0 [1]		(434)
Class R6		(864,807)		(131,270)
Administrator Class		(347,079)		(197,876)
Institutional Class		(286,387)		(625,514)

Total distributions to shareholders		(3,149,016)		(2,170,331)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	63,670	867,025	135,356	1,651,415
Class C	29,581	378,436	59,340	667,474
Class R6	162,900	2,228,345	2,005,822	25,485,197
Administrator Class	130,358	1,813,807	381,177	4,685,042
Institutional Class	29,158	377,945	807,153	8,925,286

		5,665,558		41,414,414

Reinvestment of distributions
Class A	115,936	1,551,227	104,664	1,141,882
Class C	5,516	67,961	5,009	50,389
Class R	0 [1]	0 [1]	40	434
Class R6	63,155	863,957	11,794	131,270
Administrator Class	25,476	346,979	12,354	137,133
Institutional Class	22,284	283,005	59,475	619,734

		3,113,129		2,080,842

Payment for shares redeemed
Class A	(280,030)	(3,821,184)	(945,211)	(11,188,195)
Class B	N/A	N/A	(870)[2]	(9,339)[2]
Class C	(86,868)	(1,079,777)	(161,156)	(1,827,608)
Class R	(2,309)[1]	(31,119)[1]	0	0
Class R6	(115,089)	(1,588,498)	(47,567)	(608,453)
Administrator Class	(120,301)	(1,667,029)	(481,500)	(5,617,290)
Institutional Class	(108,051)	(1,407,672)	(2,524,974)	(30,049,009)

		(9,595,279)		(49,299,894)

Net decrease in net assets resulting from capital share transactions		(816,592)		(5,804,638)

Total increase in net assets		832,292		16,400,286

Net assets
Beginning of period		124,001,753		107,601,467

End of period		$124,834,045		$124,001,753

Undistributed net investment income		$607,318		$2,927,725

[1]	For the period from November 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

[2]	For the period from November 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.39	$11.08	$11.65	$12.01	$12.25	$10.25
Net investment income	0.08	0.19	0.17	0.13 [1]	0.24 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.43	2.34	(0.63)	(0.21)	(0.29)	2.41

Total from investment operations	0.51	2.53	(0.46)	(0.08)	(0.05)	2.60
Distributions to shareholders from
Net investment income	(0.33)	(0.22)	(0.11)	(0.28)	(0.19)	(0.60)
Net asset value, end of period	$13.57	$13.39	$11.08	$11.65	$12.01	$12.25
Total return[2]	3.87%	23.27%	(3.96)%	(0.66)%	(0.49)%	26.59%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.80%	1.79%	1.85%	1.76%	1.92%
Net expenses	1.35%	1.35%	1.35%	1.40%	1.41%	1.41%
Net investment income	1.18%	1.64%	1.67%	1.07%	1.93%	1.75%
Supplemental data
Portfolio turnover rate	17%	42%	50%	31%	33%	40%
Net assets, end of period (000s omitted)	$63,821	$64,347	$61,031	$73,891	$24,921	$28,928

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.27	$10.16	$10.74	$11.08	$11.35	$9.54
Net investment income	0.02 [1]	0.10 [1]	0.10 [1]	0.04 [1]	0.13 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.40	2.15	(0.60)	(0.20)	(0.27)	2.25

Total from investment operations	0.42	2.25	(0.50)	(0.16)	(0.14)	2.34
Distributions to shareholders from
Net investment income	(0.23)	(0.14)	(0.08)	(0.18)	(0.13)	(0.53)
Net asset value, end of period	$12.46	$12.27	$10.16	$10.74	$11.08	$11.35
Total return[2]	3.36%	22.51%	(4.72)%	(1.44)%	(1.24)%	25.67%
Ratios to average net assets (annualized)
Gross expenses	2.46%	2.55%	2.54%	2.60%	2.51%	2.66%
Net expenses	2.10%	2.10%	2.10%	2.15%	2.16%	2.16%
Net investment income	0.36%	0.92%	1.01%	0.33%	1.15%	0.84%
Supplemental data
Portfolio turnover rate	17%	42%	50%	31%	33%	40%
Net assets, end of period (000s omitted)	$3,483	$4,066	$4,351	$3,573	$1,616	$1,746

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS R6		2017	2016	2015[1]
Net asset value, beginning of period	$13.71	$11.33	$11.87	$11.13
Net investment income	0.14	0.30 [2]	0.26 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.42	2.34	(0.68)	0.74

Total from investment operations	0.56	2.64	(0.42)	0.74
Distributions to shareholders from
Net investment income	(0.37)	(0.26)	(0.12)	0.00
Net asset value, end of period	$13.90	$13.71	$11.33	$11.87
Total return[4]	4.10%	23.88%	(3.55)%	6.65%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.34%	1.36%	1.46%
Net expenses	0.89%	0.89%	0.89%	0.89%
Net investment income	1.71%	2.37%	2.30%	0.05%
Supplemental data
Portfolio turnover rate	17%	42%	50%	31%
Net assets, end of period (000s omitted)	$35,695	$33,698	$5,523	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.64	$11.28	$11.87	$12.23	$12.47	$10.42
Net investment income	0.09 [1]	0.22 [1]	0.20 [1]	0.16 [1]	0.26 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.43	2.37	(0.66)	(0.22)	(0.30)	2.47

Total from investment operations	0.52	2.59	(0.46)	(0.06)	(0.04)	2.66
Distributions to shareholders from
Net investment income	(0.34)	(0.23)	(0.13)	(0.30)	(0.20)	(0.61)
Net asset value, end of period	$13.82	$13.64	$11.28	$11.87	$12.23	$12.47
Total return[2]	3.88%	23.46%	(3.90)%	(0.46)%	(0.39)%	26.85%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.72%	1.71%	1.72%	1.60%	1.74%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.31%	1.79%	1.83%	1.31%	2.10%	1.72%
Supplemental data
Portfolio turnover rate	17%	42%	50%	31%	33%	40%
Net assets, end of period (000s omitted)	$14,385	$13,714	$12,334	$10,540	$7,283	$8,195

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	23

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.84	$10.61	$11.14	$11.50	$11.79	$10.20
Net investment income	0.13	0.23 [1]	0.23 [1]	0.17 [1]	0.26 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	0.37	2.25	(0.63)	(0.20)	(0.27)	2.37

Total from investment operations	0.50	2.48	(0.40)	(0.03)	(0.01)	2.57
Distributions to shareholders from
Net investment income	(0.45)	(0.25)	(0.13)	(0.33)	(0.28)	(0.98)
Net asset value, end of period	$12.89	$12.84	$10.61	$11.14	$11.50	$11.79
Total return[2]	3.97%	23.91%	(3.63)%	(0.23)%	(0.18)%	27.28%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.49%	1.46%	1.47%	1.33%	1.50%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.49%	2.02%	2.16%	1.45%	2.23%	1.94%
Supplemental data
Portfolio turnover rate	17%	42%	50%	31%	33%	40%
Net assets, end of period (000s omitted)	$7,451	$8,146	$24,328	$7,106	$2,683	$2,406

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified International Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund. Information for Class R shares reflected in the financial statements represents activity through November 13, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	25

services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to

26	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $106,718,817 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$26,116,392
Gross unrealized losses	(7,110,361)
Net unrealized gains	$19,006,031

As of October 31, 2017, the Fund had capital loss carryforwards which consisted of $11,186,599 in short-term capital losses and $460,833 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	27

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$25,810	$0	$0	$25,810
Australia	0	1,623,461	0	1,623,461
Austria	0	524,144	0	524,144
Brazil	2,413,248	0	0	2,413,248
Canada	2,665,027	0	0	2,665,027
China	1,209,132	3,966,275	0	5,175,407
Denmark	0	803,655	0	803,655
France	0	8,609,586	0	8,609,586
Germany	0	20,625,273	0	20,625,273
Hong Kong	0	2,843,547	0	2,843,547
Hungary	0	70,674	0	70,674
India	0	706,546	0	706,546
Indonesia	0	245,140	0	245,140
Ireland	1,030,231	338,481	0	1,368,712
Israel	0	259,518	0	259,518
Italy	0	6,442,941	0	6,442,941
Japan	0	17,515,681	0	17,515,681
Malaysia	0	1,261,362	0	1,261,362
Netherlands	0	8,325,821	0	8,325,821
Norway	0	1,860,499	0	1,860,499
Poland	0	73,666	0	73,666
Portugal	0	207,758	0	207,758
Russia	796,341	693,102	0	1,489,443
Singapore	0	389,954	0	389,954
South Africa	0	1,589,954	0	1,589,954
South Korea	0	2,925,266	0	2,925,266
Spain	0	811,568	0	811,568
Sweden	0	621,962	0	621,962
Switzerland	0	5,702,997	0	5,702,997
Taiwan	0	609,379	0	609,379
Thailand	379,798	0	0	379,798
United Kingdom	3,410,729	15,915,290	0	19,326,019
United States	944,462	0	0	944,462

Participation notes
Ireland	0	960,968	0	960,968

Preferred stocks
Brazil	408,663	0	0	408,663
Germany	0	650,928	0	650,928

Short-term investments
Investment companies	2,920,942	0	0	2,920,942
Investments measured at net asset value*				2,274,601

	16,204,383	107,175,396	0	125,654,380
Forward foreign currency contracts	0	70,468	0	70,468
Total assets	$16,204,383	$107,245,864	$0	$125,724,848

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,274,601 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

28	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $101,106,719 and preferred stocks valued at $650,928 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Artisan Partners Limited Partnership, LSV Asset Management, and WellsCap are the subadvisers to the Fund and are each entitled to receive an annual subadvisory fee from Funds Management which is calculated based on the average daily net assets of the Fund as follows. Artisan Partners Limited Partnership and LSV Asset Management are not affiliates of Funds Management.

	Subadvisory fee
	starting at	declining to
Artisan Partners Limited Partnership	0.80%	0.50%
LSV Asset Management	0.35	0.30
WellsCap	0.45	0.40

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 0.89% for Class R6 shares, 1.25% for Administrator Class and 0.99% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	29

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2018, Funds Distributor received $550 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $20,809,057 and $25,079,256, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2018, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $10,338,925 and $14,349,630 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs	$61,563	$0	$0	$61,563
Morgan Stanley	8,905	0	0	8,905

30	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Diversified International Fund	31

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$299,414	$0.0324	94.04%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Diversified International Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Diversified International Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34	Wells Fargo Diversified International Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Appendix (unaudited)	Wells Fargo Diversified International Fund	35

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

36	Wells Fargo Diversified International Fund	Appendix (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix (unaudited)	Wells Fargo Diversified International Fund	37
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311867 06-18 SA237/SAR237 04-18

Semi-Annual Report

April 30, 2018

Wells Fargo Emerging Markets Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Emerging Markets Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Emerging Markets Equity Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Emerging Markets Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Derrick Irwin, CFA®

Richard Peck, CFA®

Yi (Jerry) Zhang, Ph.D., CFA®

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EMGAX)	9-6-1994	9.12	2.51	2.03	15.77	3.73	2.64	1.56	1.56
Class C (EMGCX)	9-6-1994	13.90	2.94	1.87	14.90	2.94	1.87	2.31	2.31
Class R6 (EMGDX)	6-28-2013	–	–	–	16.28	4.20	3.06	1.13	1.13
Administrator Class (EMGYX)	9-6-1994	–	–	–	15.85	3.85	2.81	1.48	1.47
Institutional Class (EMGNX)	7-30-2010	–	–	–	16.16	4.13	3.03	1.23	1.20
MSCI EM Index (Net)[4]	–	–	–	–	21.71	4.74	2.17	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Equity Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
Samsung Electronics Company Limited	5.56
China Mobile Limited	2.98
Taiwan Semiconductor Manufacturing Company Limited ADR	2.77
Tencent Holdings Limited	2.38
SINA Corporation	2.18
Vipshop Holdings Limited ADR	2.18
Uni-President Enterprises Corporation	2.09
AIA Group Limited	2.04
China Life Insurance Company Limited H Shares	1.99
New Oriental Education & Technology Group Incorporated ADR	1.99

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would have been higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at 1.58% for Class A, 2.33% for Class C, 1.15% for Class R6, 1.46% for Administrator Class, and 1.19% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Emerging Markets Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.30	$7.88	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.85	1.57%
Class C
Actual	$1,000.00	$1,021.03	$11.63	2.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.29	$11.58	2.32%
Class R6
Actual	$1,000.00	$1,027.27	$5.73	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Administrator Class
Actual	$1,000.00	$1,025.71	$7.33	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30	1.46%
Institutional Class
Actual	$1,000.00	$1,026.67	$5.98	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96	1.19%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund	7

Security name	Shares	Value

Common Stocks: 96.05%

Argentina: 0.50%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	59,700	$20,274,717

Brazil: 7.65%
Ambev SA ADR (Consumer Staples, Beverages)	4,477,000	29,637,740
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,740,000	24,741,379
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	4,294,833	35,430,656
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	6,753,005	48,769,989
Banco Bradesco SA ADR (Financials, Banks)	3,611,245	35,390,201
BK Brasil Operacao e Assesso SA (Consumer Discretionary, Hotels, Restaurants & Leisure) †	3,215,794	14,788,320
BRF Brazil Foods SA ADR (Consumer Staples, Food Products) †«	3,368,092	24,014,496
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) †144A	913,107	7,206,956
IRB-Brasil Resseguros SA (Financials, Insurance)	1,130,669	15,266,226
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,014,250	28,058,544
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	787,302	14,949,569
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	2,239,000	14,674,423
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	771,600	15,149,192

		308,077,691

Chile: 1.89%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	15,613,250	4,378,308
Banco Santander Chile SA ADR (Financials, Banks)	1,068,392	35,288,988
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,737,228	36,231,338

		75,898,634

China: 29.79%
51job Incorporated ADR (Industrials, Professional Services) †«	562,941	46,465,150
A Living Services Company Limited H Shares (Industrials, Commercial Services & Supplies) †	4,233,295	5,728,067
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	321,037	57,317,946
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	116,540	29,239,886
Best Incorporated ADR (Industrials, Air Freight & Logistics) †«	2,959,842	33,002,238
Bilibili Incorporated ADR (Information Technology, Software) †«	1,345,992	14,698,233
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	973,710	7,672,835
China Life Insurance Company Limited H Shares (Financials, Insurance)	28,318,290	80,309,475
China Literature Limited (Consumer Discretionary, Media) †«144A	522,768	4,210,948
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	17,644,000	7,694,253
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,590,165	119,940,073
China Rapid Finance Limited ADR (Financials, Consumer Finance) †«	1,326,299	5,490,878
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	26,974,000	45,632,266
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,176,632	48,124,249
Greentree Hospitality Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) «†	954,841	10,503,251
Gridsum Holding Incorporated ADR (Information Technology, Software) †«	501,040	2,515,221
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,017,000	44,617,885
Huami Corporation ADR (Information Technology, Electronic Equipment, Instruments & Components) †	1,253,313	11,292,350
IQIYI Incorporated ADR (Information Technology, Internet Software & Services) †«	1,291,083	23,278,226
Jianpu Technology Incorporated ADR (Financials, Consumer Finance) †«	2,623,740	14,351,858
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	29,084,207	32,747,580
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services)	893,913	80,309,144

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

China (continued)
PPDAI Group Incorporated ADR (Financials, Consumer Finance) †«	2,454,705	$16,691,994
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	11,076,441
SINA Corporation (Information Technology, Internet Software & Services)	919,907	87,887,915
Sogou Incorporated ADR (Information Technology, Internet Software & Services) †«	574,348	4,939,393
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,948,800	95,808,626
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,690,000	39,814,142
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	5,674,738	87,844,944
Want Want China Holdings Limited (Consumer Staples, Food Products)	50,204,000	44,363,765
Weibo Corporation ADR (Information Technology, Internet Software & Services) †«	563,126	64,489,190
ZhongAn Online P&C Insurance Company Limited H Shares (Financials, Insurance) †«144A	341,875	2,375,000
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products) «	21,503,626	18,885,078

		1,199,318,500

Colombia: 0.52%
Bancolombia SA ADR (Financials, Banks)	442,400	21,084,784

Hong Kong: 4.88%
AIA Group Limited (Financials, Insurance)	9,171,400	81,966,612
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	14,672,036
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	24,590,500	27,638,545
WH Group Limited (Consumer Staples, Food Products) 144A	69,805,500	72,267,888

		196,545,081

India: 9.24%
AU Small Finance Bank Limited (Financials, Consumer Finance) 144A	451,041	4,861,387
Bajaj Finance Limited (Financials, Consumer Finance)	470,281	13,382,397
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	10,894,703
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	2,618,728	16,006,637
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	2,873,851	13,462,675
Dalmia Bharat Limited (Materials, Construction Materials)	312,329	14,232,564
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	5,634,970	12,728,291
HDFC Bank Limited ADR (Financials, Banks)	123,826	11,863,769
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	31,419,881
ICICI Bank Limited ADR (Financials, Banks)	2,756,952	23,461,662
Indusind Bank Limited (Financials, Banks)	817,217	23,138,484
Infosys Limited ADR (Information Technology, IT Services) «	577,460	10,203,718
ITC Limited (Consumer Staples, Tobacco)	9,678,960	40,713,330
Kotak Mahindra Bank Limited (Financials, Banks)	1,057,262	19,135,840
Laurus Labs Limited (Health Care, Pharmaceuticals) 144A	455,595	3,490,346
Max Financial Services Limited (Financials, Insurance)	925,389	7,134,214
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	191,606	4,002,913
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	508,400	7,306,383
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	2,493,174	72,052,729
SBI Life Insurance Company Limited (Financials, Insurance) 144A	914,273	10,179,746
SH Kelkar & Company Limited (Materials, Chemicals) 144A	1,314,144	4,767,598
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	17,550,866

		371,990,133

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund	9

Security name	Shares	Value

Indonesia: 2.00%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	19,151,000	$9,801,998
PT Bank Central Asia Tbk (Financials, Banks)	11,349,500	17,946,753
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	2,767,513
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	38,278,161	14,857,292
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	7,755,645
PT Telekomunikasi Indonesia Persero Tbk ADR (Telecommunication Services, Diversified Telecommunication Services)	997,754	27,188,797

		80,317,998

Luxembourg: 0.11%
Biotoscana Investments SA (Health Care, Biotechnology) †	1,156,551	4,456,908

Malaysia: 0.97%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,780,900	19,941,353
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,496,300	18,873,784

		38,815,137

Mexico: 6.14%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,537,320	28,425,047
Banco Santander Mexico ADR (Financials, Banks)	2,045,333	14,992,291
Becle SAB de CV ADR (Consumer Staples, Beverages)	12,063,925	20,519,326
Cemex SAB de CV ADR (Materials, Construction Materials) †	2,111,848	13,114,576
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	31,086,872	51,478,871
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	738,120	71,346,679
Grupo Financiero Banorte SAB de CV (Financials, Banks)	4,393,188	27,474,382
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	7,127,100	19,816,501

		247,167,673

Peru: 0.43%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,082,495	17,265,795

Philippines: 0.70%
Ayala Corporation (Financials, Diversified Financial Services)	727,624	13,534,541
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	14,699,194

		28,233,735

Poland: 0.31%
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services)	1,473,299	12,399,682

Russia: 2.62%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	461,249	30,744,881
Magnit (Consumer Staples, Food & Staples Retailing) (a)	150,816	11,743,310
Sberbank of Russia ADR (Financials, Banks)	1,461,195	21,605,599
Yandex NV Class A (Information Technology, Internet Software & Services) †	1,240,106	41,369,936

		105,463,726

Singapore: 0.12%
Sea Limited ADR (Information Technology, Software) †«	469,342	4,923,398

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

South Africa: 3.96%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	958,071	$8,603,478
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,772,643	27,857,666
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,598,100	51,691,302
Standard Bank Group Limited (Financials, Banks)	1,660,190	28,473,232
Tiger Brands Limited (Consumer Staples, Beverages)	1,370,333	42,827,538

		159,453,216

South Korea: 11.75%
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	3,674,813	49,352,739
KT&G Corporation (Consumer Staples, Tobacco)	234,091	21,405,817
Naver Corporation (Information Technology, Internet Software & Services)	89,700	59,815,757
Netmarble Games Corporation (Information Technology, Software) 144A	23,102	3,164,912
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	90,236	223,659,547
Samsung Life Insurance Company Limited (Financials, Insurance)	511,337	55,821,103
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	762,500	59,966,036

		473,185,911

Taiwan: 8.79%
104 Corporation (Industrials, Professional Services)	1,655,000	9,845,031
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,779,881	42,990,870
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,275,000	42,020,938
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,285,224	63,111,351
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	2,902,852	111,614,659
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	35,012,368	84,263,010

		353,845,859

Thailand: 2.76%
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	2,803,139	11,901,794
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	16,959,000	30,092,015
Siam Commercial Bank PCL (Financials, Banks)	7,805,100	32,397,595
Thai Beverage PCL (Consumer Staples, Beverages)	56,927,000	36,597,578

		110,988,982

Turkey: 0.13%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance) «	1,246,853	5,393,074

United Arab Emirates: 0.06%
Emaar Malls Group (Real Estate, Real Estate Management & Development)	3,773,147	2,280,437

United Kingdom: 0.73%
Standard Chartered plc (Financials, Banks)	2,805,244	29,466,353

Total Common Stocks (Cost $2,798,564,757)		3,866,847,424

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Convertible Debentures: 0.00%

Brazil: 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)†	6.50%	4-15-2018	$303,000	$0

Total Convertible Debentures (Cost $160,691)				0

	Dividend yield		Shares
Preferred Stocks: 1.49%

Brazil: 1.49%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.41		10,550,093	60,080,599

Total Preferred Stocks (Cost $43,611,737)				60,080,599

	Yield
Short-Term Investments: 6.97%

Investment Companies: 6.97%
Securities Lending Cash Investment LLC (l)(r)(u)	1.96		191,362,020	191,381,156
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59		89,275,047	89,275,047

Total Short-Term Investments (Cost $280,656,203)				280,656,203

Total investments in securities (Cost $3,122,993,388)	104.51%	4,207,584,226
Other assets and liabilities, net	(4.51)	(181,465,394)

Total net assets	100.00%	$4,026,118,832

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	123,189,507	739,689,183	671,516,670	191,362,020	$248	$(248)	$1,266,900	$191,381,156
Wells Fargo Government Money Market Fund Select Class	263,185,940	251,868,371	425,779,264	89,275,047	0	0	1,002,208	89,275,047

					$248	$(248)	$2,269,108	$280,656,203	6.97%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund	13

Assets
Investments in unaffiliated securities (including $184,194,240 of securities loaned), at value (cost $2,842,337,185)	$3,926,928,023
Investments in affiliated securities, at value (cost $280,656,203)	280,656,203
Foreign currency, at value (cost $6,967,718)	6,071,538
Receivable for investments sold	3,754,973
Receivable for Fund shares sold	4,843,013
Receivable for dividends	5,857,228
Receivable for securities lending income	326,069
Prepaid expenses and other assets	130,049

Total assets	4,228,567,096

Liabilities
Payable upon receipt of securities loaned	191,370,388
Management fee payable	3,180,195
Payable for investments purchased	3,088,484
Payable for Fund shares redeemed	1,995,937
Contingent tax liability	1,934,399
Administration fees payable	423,612
Distribution fee payable	42,637
Due to custodian	21,054
Trustees’ fees and expenses payable	5,031
Accrued expenses and other liabilities	386,527

Total liabilities	202,448,264

Total net assets	$4,026,118,832

NET ASSETS CONSIST OF
Paid-in capital	$3,252,138,737
Overdistributed net investment income	(14,688,354)
Accumulated net realized losses on investments	(293,050,489)
Net unrealized gains on investments	1,081,718,938

Total net assets	$4,026,118,832

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$265,654,431
Shares outstanding – Class A1	10,448,733
Net asset value per share – Class A	$25.42
Maximum offering price per share – Class A2	$26.97
Net assets – Class C	$67,885,330
Shares outstanding – Class C1	3,177,084
Net asset value per share – Class C	$21.37
Net assets – Class R6	$380,619,112
Shares outstanding – Class R6[1]	14,360,709
Net asset value per share – Class R6	$26.50
Net assets – Administrator Class	$144,377,380
Shares outstanding – Administrator Class[1]	5,420,136
Net asset value per share – Administrator Class	$26.64
Net assets – Institutional Class	$3,167,582,579
Shares outstanding – Institutional Class[1]	119,514,418
Net asset value per share – Institutional Class	$26.50

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Emerging Markets Equity Fund	Statement of operations—six months ended April 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,812,218)	$23,782,674
Income from affiliated securities	2,269,108

Total investment income	26,051,782

Expenses
Management fee	21,126,830
Administration fees
Class A	285,168
Class C	74,195
Class R6	45,964
Administrator Class	95,503
Institutional Class	2,184,061
Shareholder servicing fees
Class A	339,486
Class C	88,327
Administrator Class	183,660
Distribution fee
Class C	264,982
Custody and accounting fees	1,279,766
Professional fees	32,743
Registration fees	90,857
Shareholder report expenses	535,875
Trustees’ fees and expenses	11,646
Other fees and expenses	50,377

Total expenses	26,689,440
Less: Fee waivers and/or expense reimbursements	(932,780)

Net expenses	25,756,660

Net investment income	295,122

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	71,819,603
Affiliated securities	248

Net realized gains on investments	71,819,851

Net change in unrealized gains (losses) on:
Unaffiliated securities	45,724,920
Affiliated securities	(248)

Net change in unrealized gains (losses) on investments	45,724,672

Net realized and unrealized gains (losses) on investments	117,544,523

Net increase in net assets resulting from operations	$117,839,645

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Emerging Markets Equity Fund	15

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income		$295,122		$21,306,015
Net realized gains (losses) on investments		71,819,851		(18,464,395)
Net change in unrealized gains (losses) on investments		45,724,672		680,820,622

Net increase in net assets resulting from operations		117,839,645		683,662,242

Distributions to shareholders from
Net investment income
Class A		(404,835)		(5,313,014)
Class R6		(1,790,475)		(2,098,471)
Administrator Class		(661,746)		(1,140,541)
Institutional Class		(25,196,461)		(18,026,382)

Total distributions to shareholders		(28,053,517)		(26,578,408)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	731,937	18,971,062	6,942,787	140,950,802
Class C	210,592	4,552,080	442,470	8,292,373
Class R6	8,585,270	225,727,162	3,436,746	79,020,347
Administrator Class	695,076	18,786,774	1,621,779	36,816,903
Institutional Class	15,072,825	403,894,720	71,588,783	1,652,655,030

		671,931,798		1,917,735,455

Reinvestment of distributions
Class A	14,491	366,464	274,903	5,190,176
Class R6	67,570	1,778,432	105,864	2,085,516
Administrator Class	24,247	642,315	54,161	1,073,463
Institutional Class	911,147	23,990,497	841,119	16,578,453

		26,777,708		24,927,608

Payment for shares redeemed
Class A	(1,104,659)	(28,442,818)	(39,090,896)	(823,196,611)
Class B	N/A	N/A	(34,219)[1]	(614,939)[1]
Class C	(372,562)	(8,039,631)	(1,264,603)	(23,051,252)
Class R6	(1,713,324)	(45,689,605)	(5,032,929)	(110,185,480)
Administrator Class	(836,030)	(22,578,889)	(3,599,740)	(80,342,148)
Institutional Class	(28,188,604)	(756,570,192)	(25,803,379)	(588,537,786)

		(861,321,135)		(1,625,928,216)

Net increase (decrease) in net assets resulting from capital share transactions		(162,611,629)		316,734,847

Total increase (decrease) in net assets		(72,825,501)		973,818,681

Net assets
Beginning of period		4,098,944,333		3,125,125,652

End of period		$4,026,118,832		$4,098,944,333

Undistributed (overdistributed) net investment income		$(14,688,354)		$13,070,041

[1]	For the period from November 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.83	$20.49	$18.09	$21.44	$21.77	$20.48
Net investment income (loss)	(0.05)	(0.03)[1]	0.12	0.08	0.07	0.02
Net realized and unrealized gains (losses) on investments	0.68	4.50	2.38	(3.29)	(0.40)	1.33

Total from investment operations	0.63	4.47	2.50	(3.21)	(0.33)	1.35
Distributions to shareholders from
Net investment income	(0.04)	(0.13)	(0.10)	(0.14)	0.00	(0.06)
Net asset value, end of period	$25.42	$24.83	$20.49	$18.09	$21.44	$21.77
Total return[2]	2.53%	21.99%	13.93%	(15.02)%	(1.52)%	6.62%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.64%	1.64%	1.64%	1.65%
Net expenses	1.57%	1.58%	1.60%	1.64%	1.64%	1.65%
Net investment income (loss)	(0.31)%	(0.13)%	0.64%	0.37%	0.36%	0.15%
Supplemental data
Portfolio turnover rate	6%	13%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$265,654	$268,384	$874,625	$873,992	$1,502,597	$1,306,269

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$20.92	$17.28	$15.28	$18.11	$18.53	$17.51
Net investment loss	(0.11)[1]	(0.08)[1]	(0.02)[1]	(0.06)[1]	(0.08)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	0.56	3.72	2.02	(2.77)	(0.34)	1.13

Total from investment operations	0.45	3.64	2.00	(2.83)	(0.42)	1.02
Net asset value, end of period	$21.37	$20.92	$17.28	$15.28	$18.11	$18.53
Total return[2]	2.15%	21.06%	13.09%	(15.63)%	(2.27)%	5.83%
Ratios to average net assets (annualized)
Gross expenses	2.32%	2.31%	2.39%	2.39%	2.39%	2.39%
Net expenses	2.32%	2.31%	2.35%	2.39%	2.39%	2.39%
Net investment loss	(1.07)%	(0.43)%	(0.12)%	(0.39)%	(0.42)%	(0.62)%
Supplemental data
Portfolio turnover rate	6%	13%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$67,885	$69,845	$71,900	$84,004	$138,169	$173,454

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$26.00	$21.46	$19.00	$22.53	$22.86	$20.89
Net investment income	0.02 [2]	0.17 [2]	0.23 [2]	0.19	0.21	0.01 [2]
Net realized and unrealized gains (losses) on investments	0.69	4.59	2.46	(3.46)	(0.44)	1.96

Total from investment operations	0.71	4.76	2.69	(3.27)	(0.23)	1.97
Distributions to shareholders from
Net investment income	(0.21)	(0.22)	(0.23)	(0.26)	(0.10)	0.00
Net asset value, end of period	$26.50	$26.00	$21.46	$19.00	$22.53	$22.86
Total return[3]	2.73%	22.53%	14.43%	(14.61)%	(1.01)%	9.43%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.14%	1.20%	1.19%	1.17%	1.17%
Net expenses	1.14%	1.14%	1.17%	1.18%	1.17%	1.17%
Net investment income	0.14%	0.76%	1.16%	0.84%	0.88%	0.15%
Supplemental data
Portfolio turnover rate	6%	13%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$380,619	$192,929	$191,250	$95,190	$35,967	$4,809

[1]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$26.08	$21.53	$18.99	$22.44	$22.79	$21.44
Net investment income (loss)	(0.00)[1]	0.10 [2]	0.15 [2]	0.12 [2]	0.13 [2]	0.05
Net realized and unrealized gains (losses) on investments	0.68	4.61	2.50	(3.46)	(0.44)	1.40

Total from investment operations	0.68	4.71	2.65	(3.34)	(0.31)	1.45
Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.11)	(0.11)	(0.04)	(0.10)
Net asset value, end of period	$26.64	$26.08	$21.53	$18.99	$22.44	$22.79
Total return[3]	2.61%	22.10%	14.07%	(14.91)%	(1.36)%	6.83%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.48%	1.56%	1.49%	1.48%	1.48%
Net expenses	1.46%	1.46%	1.49%	1.48%	1.48%	1.48%
Net investment income (loss)	(0.20)%	0.42%	0.76%	0.58%	0.57%	0.35%
Supplemental data
Portfolio turnover rate	6%	13%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$144,377	$144,421	$160,657	$181,224	$464,135	$1,050,660

[1]	Amount is more than $(0.005).

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$25.99	$21.46	$18.99	$22.52	$22.86	$21.50
Net investment income	0.01 [1]	0.19 [1]	0.20 [1]	0.17	0.15	0.11
Net realized and unrealized gains (losses) on investments	0.69	4.55	2.49	(3.45)	(0.40)	1.40

Total from investment operations	0.70	4.74	2.69	(3.28)	(0.25)	1.51
Distributions to shareholders from
Net investment income	(0.19)	(0.21)	(0.22)	(0.25)	(0.09)	(0.15)
Net asset value, end of period	$26.50	$25.99	$21.46	$18.99	$22.52	$22.86
Total return[2]	2.71%	22.42%	14.40%	(14.66)%	(1.09)%	7.07%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.23%	1.31%	1.24%	1.21%	1.22%
Net expenses	1.19%	1.20%	1.22%	1.22%	1.21%	1.22%
Net investment income	0.06%	0.82%	1.04%	0.82%	0.77%	0.57%
Supplemental data
Portfolio turnover rate	6%	13%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$3,167,583	$3,423,366	$1,826,097	$2,146,675	$2,900,353	$2,183,281

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange

22	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	23

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $3,141,457,204 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,295,989,814
Gross unrealized losses	(229,862,792)
Net unrealized gains	$1,066,127,022

As of October 31, 2017, the Fund had capital loss carryforwards which consisted of $26,793,257 in short-term capital losses and $331,573,201 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$20,274,717	$0	$0	$20,274,717
Brazil	308,077,691	0	0	308,077,691
Chile	39,667,296	36,231,338	0	75,898,634
China	651,842,968	547,475,532	0	1,199,318,500
Colombia	21,084,784	0	0	21,084,784
Hong Kong	0	196,545,081	0	196,545,081
India	142,146,673	229,843,460	0	371,990,133
Indonesia	44,813,602	35,504,396	0	80,317,998
Luxembourg	4,456,908	0	0	4,456,908
Malaysia	0	38,815,137	0	38,815,137
Mexico	247,167,673	0	0	247,167,673
Peru	17,265,795	0	0	17,265,795
Philippines	0	28,233,735	0	28,233,735
Poland	0	12,399,682	0	12,399,682
Russia	41,369,936	64,093,790	0	105,463,726
Singapore	4,923,398	0	0	4,923,398
South Africa	36,461,144	122,992,072	0	159,453,216
South Korea	49,352,739	423,833,172	0	473,185,911
Taiwan	121,459,690	232,386,169	0	353,845,859
Thailand	74,391,404	36,597,578	0	110,988,982
Turkey	5,393,074	0	0	5,393,074
United Arab Emirates	2,280,437	0	0	2,280,437
United Kingdom	0	29,466,353	0	29,466,353

Convertible debentures	0	0	0	0

Preferred stocks
Brazil	60,080,599	0	0	60,080,599

Short-term investments
Investment companies	89,275,047	0	0	89,275,047
Investments measured at net asset value*				191,381,156
Total assets	$1,981,785,575	$2,034,417,495	$0	$4,207,584,226

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $191,381,156 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $2,010,768,987 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	25

for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.05% and declining to 0.945% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.58% for Class A shares, 2.33% for Class C shares, 1.15% for Class R6 shares, 1.46% for Administrator Class shares, and 1.19% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months April 30, 2018, Funds Distributor received $18,684 from the sale of Class A shares and $292 in contingent deferred sales charges from redemptions of Class C. No contingent deferred sales charges were incurred by Class A shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $235,151,539 and $263,924,669, respectively.

26	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors or geographic regions. A fund that invest a substantial portion of their assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Emerging Markets Equity Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$5,049,274	$0.0318	96.92%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Emerging Markets Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Emerging Markets Equity Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Emerging Markets Equity Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Appendix (unaudited)	Wells Fargo Emerging Markets Equity Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

32	Wells Fargo Emerging Markets Equity Fund	Appendix (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix (unaudited)	Wells Fargo Emerging Markets Equity Fund	33
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311868 06-18 SA238/SAR238 04-18

Semi-Annual Report

April 30, 2018

Wells Fargo

Emerging Markets Equity Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Emerging Markets Equity Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Emerging Markets Equity Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to achieve long-term capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Alison Shimada

Elaine Tse‡

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (EQIAX)	5-31-2012	8.28	1.80	5.67	14.87	3.01	6.73	1.65	1.63
Class C (EQICX)	5-31-2012	12.97	2.25	5.94	13.97	2.25	5.94	2.40	2.38
Class R (EQIHX)	9-30-2015	–	–	–	14.61	2.76	6.48	1.90	1.88
Class R6 (EQIRX)	9-30-2015	–	–	–	15.35	3.45	7.18	1.22	1.18
Administrator Class (EQIDX)	5-31-2012	–	–	–	15.10	3.23	6.97	1.57	1.46
Institutional Class (EQIIX)	5-31-2012	–	–	–	15.35	3.43	7.16	1.32	1.23
MSCI EM Index (Net)[4]	–	–	–	–	21.71	4.74	6.80	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
Samsung Electronics Company Limited	4.55
China Construction Bank H Shares	4.00
Taiwan Semiconductor Manufacturing Company Limited	3.39
Industrial & Commercial Bank of China Limited H Shares	3.27
China Petroleum & Chemical Corporation H Shares	1.97
Itausa Investimentos Itau SA	1.92
CNOOC Limited	1.67
Vedanta Limited	1.33
PICC Property & Casualty Company Limited H Shares	1.29
Bank of China Limited H Shares	1.24

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

‡	Ms. Tse became of portfolio manager of the Fund on April 17, 2018.

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at 1.62% for Class A, 2.37% for Class C, 1.87% for Class R, 1.17% for Class R6, 1.45% for Administrator Class, and 1.22% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Emerging Markets Equity Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,053.23	$8.25	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class C
Actual	$1,000.00	$1,048.76	$12.04	2.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.04	$11.83	2.37%
Class R
Actual	$1,000.00	$1,052.38	$9.52	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.52	$9.35	1.87%
Class R6
Actual	$1,000.00	$1,055.49	$5.96	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86	1.17%
Administrator Class
Actual	$1,000.00	$1,054.53	$7.39	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$1,055.16	$6.22	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11	1.22%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	7

Security name	Shares	Value

Common Stocks: 85.08%

Argentina: 0.82%
Banco Macro SA (Financials, Banks)	55,411	$5,370,434

Brazil: 6.06%
Ambev SA (Consumer Staples, Beverages)	633,200	4,216,875
B3 SA (Financials, Capital Markets)	851,700	6,150,951
Banco de Brasil SA (Financials, Banks)	479,800	5,026,450
BB Seguridade Participacoes SA (Financials, Insurance)	566,296	4,442,171
Itausa Investimentos Itau SA (Financials, Banks)†	76,539	294,952
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	929,700	6,093,261
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)†	463,467	6,094,591
Vale SA (Materials, Metals & Mining)	546,574	7,593,559

		39,912,810

Chile: 1.07%
Enel Americas SA ADR (Utilities, Electric Utilities)	623,570	7,077,520

China: 23.56%
Agricultural Bank of China Limited H Shares (Financials, Banks)	5,494,000	3,097,582
Bank of China Limited H Shares (Financials, Banks)	15,005,000	8,145,180
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	4,536,000	6,177,910
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	4,547,000	5,238,959
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,944,000	6,870,857
China Construction Bank H Shares (Financials, Banks)	25,196,000	26,396,804
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	5,980,000	4,608,943
China Life Insurance Company Limited H Shares (Financials, Insurance)	1,024,000	2,904,021
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	441,000	4,201,182
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	13,315,600	12,967,514
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,994,000	5,239,096
China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,600,000	6,009,160
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	2,924,000	3,802,815
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	6,494,000	10,985,984
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,336,000	2,865,661
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	24,566,000	21,566,026
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	6,416,000	3,046,164
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	4,744,000	8,492,561
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	12,056,000	6,907,605
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	5,596,000	5,746,640

		155,270,664

Hong Kong: 3.59%
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	4,656,400	6,003,336
Guangdong Investment Limited (Utilities, Water Utilities)	2,360,000	3,652,883
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	596,400	3,446,820
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,576,000	3,581,823
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	3,132,000	3,520,218
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	2,394,000	3,441,613

		23,646,693

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

India: 6.18%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	804,521	$4,652,891
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	968,257	4,535,840
Care Ratings Limited (Financials, Capital Markets)	131,322	2,500,771
HCL Technologies Limited (Information Technology, IT Services)	193,578	3,046,151
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	111,733	6,229,908
Infosys Limited (Information Technology, IT Services)	283,815	5,086,617
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,311,943	5,950,001
Vedanta Limited (Materials, Metals & Mining)	1,973,171	8,758,504

		40,760,683

Indonesia: 2.10%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	22,135,800	5,103,817
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	19,732,900	1,616,928
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	5,462,200	4,044,344
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	11,196,700	3,055,293

		13,820,382

Luxembourg: 0.99%
Ternium SA (Materials, Metals & Mining)	163,735	6,495,367

Malaysia: 3.27%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	2,029,500	3,723,446
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,848,700	5,010,901
Public Bank Bhd (Financials, Banks)	612,000	3,703,193
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,651,500	3,827,338
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,308,000	5,266,890

		21,531,768

Mexico: 1.03%
Grupo Financiero Banorte SAB de CV (Financials, Banks)	570,600	3,568,452
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,169,028	3,250,417

		6,818,869

Philippines: 0.46%
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	5,104,480	3,042,990

Poland: 0.91%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	493,759	6,002,630

Russia: 2.23%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	88,190	5,878,367
Magnitogorsk Iron & Steel Works (Materials, Metals & Mining)(a)	8,538,437	6,602,355
Sberbank of Russia ADR (Financials, Banks)	149,853	2,215,764

		14,696,486

Singapore: 1.47%
BOC Aviation Limited (Industrials, Trading Companies & Distributors)144A	601,300	3,515,686
CapitaRetail China Trust (Real Estate, Equity REITs)	2,460,357	2,905,960
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	127,500	3,280,425

		9,702,071

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	9

Security name	Shares	Value

South Africa: 6.06%
Anglo American plc (Materials, Metals & Mining)	213,106	$5,014,224
Barclays Africa Group Limited (Financials, Banks)	455,572	6,672,888
Growthpoint Properties Limited (Real Estate, Equity REITs)	2,676,238	6,247,776
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	2,352,775	5,568,140
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	137,864	3,025,266
Sanlam Limited (Financials, Insurance)	914,629	5,777,728
Standard Bank Group Limited (Financials, Banks)	270,409	4,637,673
Truworths International Limited (Consumer Discretionary, Specialty Retail)	366,047	2,992,646

		39,936,341

South Korea: 10.80%
Coway Company Limited (Consumer Discretionary, Household Durables)	52,162	4,262,693
Hyundai Motor Company (Consumer Discretionary, Automobiles)	24,169	3,604,753
KB Financial Group Incorporated (Financials, Banks)	89,075	5,060,802
Korea Electric Power Corporation (Utilities, Electric Utilities)	139,008	4,862,743
Korea Reinsurance Company (Financials, Insurance)	456,536	5,029,922
POSCO (Materials, Metals & Mining)	10,863	3,742,963
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	29,188	2,993,485
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)(a)	12,098	29,986,183
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	12,621	3,151,335
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	28,053	5,140,607
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	15,754	3,366,046

		71,201,532

Taiwan: 9.46%
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	693,000	4,757,443
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	354,000	3,308,352
Cathay Financial Holding Company Limited (Financials, Insurance)	2,331,000	4,181,243
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,099,770	2,709,528
CTBC Financial Holding Company Limited (Financials, Banks)	4,831,130	3,445,383
Formosa Plastics Corporation (Materials, Chemicals)	1,022,000	3,586,442
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,866,630	7,973,192
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	289,000	3,286,972
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,936,000	22,364,504
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	4,094,000	3,322,946
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	1,431,000	3,443,936

		62,379,941

Thailand: 2.33%
Intouch Holdings PCL (Telecommunication Services, Wireless Telecommunication Services)	1,806,800	3,287,493
Land & Houses PCL (Real Estate, Real Estate Management & Development)	18,781,600	6,537,276
Major Cineplex Group PCL (Consumer Discretionary, Media)	2,758,700	2,556,780
Thai Beverage PCL (Consumer Staples, Beverages)	4,613,500	2,965,955

		15,347,504

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name			Shares	Value

Turkey: 1.10%
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)			168,017	$4,294,887
Turkiye Garanti Bankasi AS (Financials, Banks)			1,313,616	2,974,591

				7,269,478

United Arab Emirates: 0.79%
First Abu Dhabi Bank PJSC (Financials, Banks)			1,542,979	5,201,040

United Kingdom: 0.80%
Mondi plc (Materials, Paper & Forest Products)			188,780	5,255,081

Total Common Stocks (Cost $490,119,480)				560,740,284

		Expiration date
Participation Notes: 6.28%

China: 6.28%
HSBC Bank plc (China State Construction Engineering Corporation Limited) (Industrials, Construction & Engineering) †(a)		11-23-2020	2,238,000	2,964,495
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components) †(a)		8-24-2018	1,568,600	5,495,388
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products) †(a)		9-25-2023	666,000	2,763,303
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited) (Consumer Staples, Food Products) †(a)		3-25-2025	318,047	1,319,610
HSBC Bank plc (Ningbo Green Electric Appliance Company Limited) (Consumer Discretionary, Household Durables) †(a)		2-12-2019	318,200	2,214,474
HSBC Bank plc (SAIC Motor Corporation Limited) (Consumer Discretionary, Automobiles) †(a)		11-21-2024	653,982	3,296,807
UBS AG (Agricultural Bank of China Limited) (Financials, Banks) †(a)		8-14-2018	8,082,900	4,862,066
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining) †(a)		8-24-2018	3,021,061	4,407,175
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables) †(a)		11-26-2018	782,633	6,385,714
UBS AG (Poly Real Estate Group Company Limited) (Real Estate, Real Estate Management & Development) †(a)		8-29-2018	3,698,540	7,666,970

Total Participation Notes (Cost $37,572,979)				41,376,002

	Dividend yield
Preferred Stocks: 3.77%

Brazil: 3.77%
Banco Bradesco SA (Financials, Banks)	8.88%		757,383	7,473,947
Compania de Saneamento do Parana (Utilities, Water Utilities)	1.65		280,884	4,730,577
Itausa Investimentos Itau SA (Financials, Banks)	11.83		3,256,788	12,652,685

Total Preferred Stocks (Cost $16,430,152)				24,857,209

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 3.65%

Investment Companies: 3.65%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59%	24,089,965	$24,089,965

Total Short-Term Investments (Cost $24,089,965)			24,089,965

Total investments in securities (Cost $568,212,576)	98.78%	651,063,460
Other assets and liabilities, net	1.22	8,047,727

Total net assets	100.00%	$659,111,187

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	38,470,174	117,272,529	131,652,738	24,089,965	$0	$0	$129,826	$24,089,965	3.65%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Emerging Markets Equity Income Fund	Statement of assets and liabilities—April 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $544,122,611)	$626,973,495
Investments in affiliated securities, at value (cost $24,089,965)	24,089,965
Foreign currency, at value (cost $4,299,730)	4,295,037
Receivable for investments sold	5,465,507
Receivable for Fund shares sold	1,309,731
Receivable for dividends	1,016,274
Prepaid expenses and other assets	168,207

Total assets	663,318,216

Liabilities
Payable for investments purchased	3,294,676
Management fee payable	508,155
Payable for Fund shares redeemed	317,987
Administration fees payable	69,510
Distribution fees payable	11,204
Trustees’ fees and expenses payable	5,497

Total liabilities	4,207,029

Total net assets	$659,111,187

NET ASSETS CONSIST OF
Paid-in capital	$573,739,213
Undistributed net investment income	271,034
Accumulated net realized gains on investments	2,283,948
Net unrealized gains on investments	82,816,992

Total net assets	$659,111,187

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$25,135,796
Shares outstanding – Class A1	2,053,902
Net asset value per share – Class A	$12.24
Maximum offering price per share – Class A2	$12.99
Net assets – Class C	$18,139,587
Shares outstanding – Class C1	1,490,161
Net asset value per share – Class C	$12.17
Net assets – Class R	$62,510
Shares outstanding – Class R1	5,100
Net asset value per share – Class R	$12.26
Net assets – Class R6	$43,915,604
Shares outstanding – Class R6[1]	3,583,641
Net asset value per share – Class R6	$12.25
Net assets – Administrator Class	$15,351,917
Shares outstanding – Administrator Class[1]	1,245,469
Net asset value per share – Administrator Class	$12.33
Net assets – Institutional Class	$556,505,773
Shares outstanding – Institutional Class[1]	45,376,196
Net asset value per share – Institutional Class	$12.26

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	13

Investment income
Dividends (net of foreign withholding taxes of $852,827)	$7,734,724
Income from affiliated securities	129,826

Total investment income	7,864,550

Expenses
Management fee	3,379,621
Administration fees
Class A	26,113
Class C	18,705
Class R	46
Class R6	7,044
Administrator Class	9,147
Institutional Class	350,985
Shareholder servicing fees
Class A	31,087
Class C	22,268
Class R	55
Administrator Class	17,007
Distribution fees
Class C	66,802
Class R	55
Custody and accounting fees	309,853
Professional fees	23,884
Registration fees	47,687
Shareholder report expenses	51,527
Trustees’ fees and expenses	11,179
Other fees and expenses	14,317

Total expenses	4,387,382
Less: Fee waivers and/or expense reimbursements	(304,214)

Net expenses	4,083,168

Net investment income	3,781,382

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	26,428,648
Net change in unrealized gains (losses) on investments	3,246,766

Net realized and unrealized gains (losses) on investments	29,675,414

Net increase in net assets resulting from operations	$33,456,796

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Emerging Markets Equity Income Fund	Statement of changes in net assets

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income		$3,781,382		$11,597,405
Net realized gains (losses) on investments		26,428,648		(3,636,299)
Net change in unrealized gains (losses) on investments		3,246,766		62,981,538

Net increase in net assets resulting from operations		33,456,796		70,942,644

Distributions to shareholders from
Net investment income
Class A		(123,540)		(390,251)
Class C		(39,798)		(158,747)
Class R		(214)		(467)
Class R6		(331,536)		(855,755)
Administrator Class		(84,200)		(225,230)
Institutional Class		(3,755,554)		(9,529,261)

Total distributions to shareholders		(4,334,842)		(11,159,711)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	607,563	7,476,948	1,340,340	14,361,130
Class C	207,191	2,508,491	485,274	5,275,730
Class R	2,368	29,696	0	0
Class R6	80,140	986,933	4,641,082	50,565,308
Administrator Class	240,101	2,960,398	420,223	4,491,827
Institutional Class	8,236,696	101,734,540	25,669,078	273,448,732

		115,697,006		348,142,727

Reinvestment of distributions
Class A	9,913	119,638	34,360	371,140
Class C	2,878	34,592	12,373	135,828
Class R	6	71	37	406
Class R6	22,877	275,790	75,780	855,656
Administrator Class	6,805	82,801	19,897	220,679
Institutional Class	285,603	3,458,496	786,082	8,603,349

		3,971,388		10,187,058

Payment for shares redeemed
Class A	(513,543)	(6,340,371)	(1,999,905)	(21,197,128)
Class C	(173,173)	(2,100,754)	(346,875)	(3,692,327)
Class R	(12)	(150)	0	0
Class R6	(1,458,847)	(17,436,644)	(29,306)	(331,724)
Administrator Class	(186,652)	(2,277,345)	(4,195,059)	(40,979,767)
Institutional Class	(7,120,809)	(87,555,707)	(23,935,891)	(246,056,781)

		(115,710,971)		(312,257,727)

Net increase in net assets resulting from capital share transactions		3,957,423		46,072,058

Total increase in net assets		33,079,377		105,854,991

Net assets
Beginning of period		626,031,810		520,176,819

End of period		$659,111,187		$626,031,810

Undistributed net investment income		$271,034		$824,494

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.68	$10.27	$9.97	$11.33	$11.79	$11.17
Net investment income	0.05	0.18 [1]	0.23 [1]	0.20	0.33	0.31
Net realized and unrealized gains (losses) on investments	0.57	1.43	0.29	(1.36)	(0.11)	0.88

Total from investment operations	0.62	1.61	0.52	(1.16)	0.22	1.19
Distributions to shareholders from
Net investment income	(0.06)	(0.20)	(0.22)	(0.20)	(0.31)	(0.34)
Net realized gains	0.00	0.00	0.00	0.00	(0.37)	(0.23)

Total distributions to shareholders	(0.06)	(0.20)	(0.22)	(0.20)	(0.68)	(0.57)
Net asset value, end of period	$12.24	$11.68	$10.27	$9.97	$11.33	$11.79
Total return[2]	5.32%	15.79%	5.29%	(10.34)%	2.05%	10.94%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.68%	1.79%	1.89%	2.09%	2.88%
Net expenses	1.62%	1.63%	1.65%	1.65%	1.65%	1.65%
Net investment income	0.85%	1.72%	2.34%	2.22%	3.12%	2.64%
Supplemental data
Portfolio turnover rate	33%	80%	64%	84%	91%	85%
Net assets, end of period (000s omitted)	$25,136	$22,774	$26,459	$22,866	$14,010	$8,658

[1]	Calculated based upon average shares outstanding.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.63	$10.23	$9.94	$11.32	$11.79	$11.16
Net investment income	0.00 [1]	0.13	0.16 [2]	0.14	0.23	0.22
Net realized and unrealized gains (losses) on investments	0.57	1.39	0.28	(1.38)	(0.08)	0.89

Total from investment operations	0.57	1.52	0.44	(1.24)	0.15	1.11
Distributions to shareholders from
Net investment income	(0.03)	(0.12)	(0.15)	(0.14)	(0.25)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	(0.37)	(0.23)

Total distributions to shareholders	(0.03)	(0.12)	(0.15)	(0.14)	(0.62)	(0.48)
Net asset value, end of period	$12.17	$11.63	$10.23	$9.94	$11.32	$11.79
Total return[3]	4.88%	14.91%	4.53%	(10.95)%	1.27%	10.11%
Ratios to average net assets (annualized)
Gross expenses	2.40%	2.42%	2.54%	2.64%	2.83%	3.81%
Net expenses	2.37%	2.38%	2.40%	2.40%	2.40%	2.40%
Net investment income	0.08%	1.18%	1.62%	1.45%	2.17%	1.80%
Supplemental data
Portfolio turnover rate	33%	80%	64%	84%	91%	85%
Net assets, end of period (000s omitted)	$18,140	$16,898	$13,327	$10,190	$6,390	$2,028

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS R		2017	2016	2015[1]
Net asset value, beginning of period	$11.71	$10.30	$9.99	$9.44
Net investment income (loss)	0.05	0.18	0.20 [2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.55	1.40	0.30	0.56

Total from investment operations	0.60	1.58	0.50	0.55
Distributions to shareholders from
Net investment income	(0.05)	(0.17)	(0.19)	(0.00)[3]
Net asset value, end of period	$12.26	$11.71	$10.30	$9.99
Total return[4]	5.24%	15.39%	5.13%	5.87%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	2.04%	2.10%
Net expenses	1.87%	1.87%	1.90%	1.90%
Net investment income (loss)	0.91%	1.69%	2.08%	(0.90)%
Supplemental data
Portfolio turnover rate	33%	80%	64%	84%
Net assets, end of period (000s omitted)	$63	$32	$28	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS R6		2017	2016	2015[1]
Net asset value, beginning of period	$11.69	$10.29	$9.97	$9.42
Net investment income (loss)	0.08	0.33 [2]	0.30 [2]	(0.00)[2,3]
Net realized and unrealized gains (losses) on investments	0.57	1.32	0.27	0.56

Total from investment operations	0.65	1.65	0.57	0.56
Distributions to shareholders from
Net investment income	(0.09)	(0.25)	(0.25)	(0.01)
Net asset value, end of period	$12.25	$11.69	$10.29	$9.97
Total return[4]	5.55%	16.25%	5.90%	5.91%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.20%	1.36%	1.40%
Net expenses	1.17%	1.17%	1.20%	1.20%
Net investment income (loss)	1.16%	2.96%	3.05%	(0.19)%
Supplemental data
Portfolio turnover rate	33%	80%	64%	84%
Net assets, end of period (000s omitted)	$43,916	$57,765	$2,592	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.76	$10.32	$10.00	$11.35	$11.80	$11.17
Net investment income	0.06 [1]	0.18 [1]	0.25 [1]	0.23	0.33 [1]	0.32
Net realized and unrealized gains (losses) on investments	0.58	1.46	0.29	(1.37)	(0.08)	0.89

Total from investment operations	0.64	1.64	0.54	(1.14)	0.25	1.21
Distributions to shareholders from
Net investment income	(0.07)	(0.20)	(0.22)	(0.21)	(0.33)	(0.35)
Net realized gains	0.00	0.00	0.00	0.00	(0.37)	(0.23)

Total distributions to shareholders	(0.07)	(0.20)	(0.22)	(0.21)	(0.70)	(0.58)
Net asset value, end of period	$12.33	$11.76	$10.32	$10.00	$11.35	$11.80
Total return[2]	5.45%	15.99%	5.56%	(10.12)%	2.30%	11.13%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.58%	1.71%	1.76%	1.91%	2.94%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.98%	1.73%	2.54%	2.38%	2.89%	2.70%
Supplemental data
Portfolio turnover rate	33%	80%	64%	84%	91%	85%
Net assets, end of period (000s omitted)	$15,352	$13,940	$50,970	$43,928	$52,896	$13,527

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.70	$10.30	$9.98	$11.34	$11.79	$11.17
Net investment income	0.07	0.25	0.27 [1]	0.25 [1]	0.35	0.34
Net realized and unrealized gains (losses) on investments	0.57	1.39	0.30	(1.36)	(0.07)	0.89

Total from investment operations	0.64	1.64	0.57	(1.11)	0.28	1.23
Distributions to shareholders from
Net investment income	(0.08)	(0.24)	(0.25)	(0.25)	(0.36)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	(0.37)	(0.23)

Total distributions to shareholders	(0.08)	(0.24)	(0.25)	(0.25)	(0.73)	(0.61)
Net asset value, end of period	$12.26	$11.70	$10.30	$9.98	$11.34	$11.79
Total return[2]	5.52%	16.11%	5.84%	(9.95)%	2.52%	11.32%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.33%	1.45%	1.51%	1.62%	2.74%
Net expenses	1.22%	1.23%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.23%	2.32%	2.75%	2.41%	3.69%	2.88%
Supplemental data
Portfolio turnover rate	33%	80%	64%	84%	91%	85%
Net assets, end of period (000s omitted)	$556,506	$514,624	$426,801	$132,918	$35,114	$6,077

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	23

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $569,870,682 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$92,829,692
Gross unrealized losses	(11,636,914)
Net unrealized gains	$81,192,778

As of October 31, 2017 the Fund had capital loss carryforwards which consisted of $12,684,027 in short-term capital losses and $9,118,727 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$5,370,434	$0	$0	$5,370,434
Brazil	39,912,810	0	0	39,912,810
Chile	7,077,520	0	0	7,077,520
China	0	155,270,664	0	155,270,664
Hong Kong	0	23,646,693	0	23,646,693
India	0	40,760,683	0	40,760,683
Indonesia	1,616,928	12,203,454	0	13,820,382
Luxembourg	6,495,367	0	0	6,495,367
Malaysia	0	21,531,768	0	21,531,768
Mexico	6,818,869	0	0	6,818,869
Philippines	3,042,990	0	0	3,042,990
Poland	0	6,002,630	0	6,002,630
Russia	0	14,696,486	0	14,696,486
Singapore	0	9,702,071	0	9,702,071
South Africa	11,815,916	28,120,425	0	39,936,341
South Korea	0	71,201,532	0	71,201,532
Taiwan	0	62,379,941	0	62,379,941
Thailand	2,556,780	12,790,724	0	15,347,504
Turkey	0	7,269,478	0	7,269,478
United Arab Emirates	0	5,201,040	0	5,201,040
United Kingdom	0	5,255,081	0	5,255,081

Participation notes
China	0	41,376,002	0	41,376,002

Preferred stocks
Brazil	24,857,209	0	0	24,857,209

Short-term investments
Investment companies	24,089,965	0	0	24,089,965
Total assets	$133,654,788	$517,408,672	$0	$651,063,460

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $366,070,937 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.05% and declining to 0.945% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	25

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.62% for Class A shares, 2.37% for Class C shares, 1.87% for Class R shares, 1.17% for Class R6 shares, 1.45% for Administrator Class shares 1.22% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2018, Funds Distributor received $9,779 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $204,885,846 and $207,861,854, respectively.

26	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors or geographic regions. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On May 24, 2018, the Fund declared distributions from net investment income to shareholders of record on May 23, 2018. The per share amounts payable on May 25, 2018 were as follows:

Net investment income
Class A	$0.01574
Class C	0.00827
Class R	0.01345
Class R6	0.02029
Administrator Class	0.01593
Institutional Class	0.01986

On June 25, 2018, the Fund declared distributions from net investment income to shareholders of record on June 22, 2018. The per share amounts payable on June 26, 2018 were as follows:

Net investment income
Class A	$0.05860
Class C	0.05045
Class R	0.05754
Class R6	0.06326
Administrator Class	0.05748
Institutional Class	0.06218

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,784,521	$0.0334	100%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Emerging Markets Equity Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Emerging Markets Equity Income Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Appendix (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	31

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

32	Wells Fargo Emerging Markets Equity Income Fund	Appendix (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

Appendix (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	33
•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311869 06-18 SA262/SAR262 04-18

Semi-Annual Report

April 30, 2018

Wells Fargo Global Small Cap Fund

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The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Global Small Cap Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Global Small Cap Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Global Small Cap Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Global Small Cap Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Oleg Makhorine

Robert Rifkin, CFA®

James M. Tringas, CFA®

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKGAX)	3-16-1988	8.81	10.24	6.32	15.44	11.55	6.95	1.55	1.55
Class C (EKGCX)	2-1-1993	13.56	10.71	6.14	14.56	10.71	6.14	2.30	2.30
Administrator Class (EKGYX)	1-13-1997	–	–	–	15.59	11.71	7.14	1.47	1.41
Institutional Class (EKGIX)	7-30-2010	–	–	–	15.88	11.99	7.35	1.22	1.16
S&P Developed SmallCap Index[4]	–	–	–	–	15.00	10.95	7.57	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Global Small Cap Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
Nomad Foods Limited	2.17
Denny’s Corporation	1.88
Novanta Incorporated	1.78
KMG Chemicals Incorporated	1.77
Douglas Dynamics Incorporated	1.75
Aeon Delight Company Limited	1.63
Gerresheimer AG	1.55
ORIX JREIT Incorporated	1.54
Westwood Holdings Group Incorporated	1.52
CSW Industrials Incorporated	1.52

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at 1.55% for Class A, 2.30% for Class C, 1.40% for Administrator Class, and 1.15% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses (if any), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Global Small Cap Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,038.26	$7.78	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70	1.54%
Class C
Actual	$1,000.00	$1,034.24	$11.55	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.44	$11.43	2.29%
Administrator Class
Actual	$1,000.00	$1,039.06	$7.08	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000.00	$1,040.23	$5.82	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Global Small Cap Fund	7

Security name	Shares	Value

Common Stocks: 94.99%

Australia: 3.46%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	185,968	$3,633,432
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) «	70,717	2,238,698
Inghams Group Limited (Consumer Staples, Food Products) «	643,357	1,815,255
Nufarm Limited (Materials, Chemicals)	215,408	1,472,368

		9,159,753

Austria: 0.47%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	8,204	1,243,218

Canada: 7.29%
Cott Corporation (Consumer Staples, Beverages)	145,935	2,086,815
Great Canadian Gaming Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	58,822	1,678,600
Intertape Polymer Group Incorporated (Materials, Containers & Packaging)	33,700	523,630
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	80,625	1,943,490
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	60,494	2,172,027
Mullen Group Limited (Energy, Energy Equipment & Services)	125,891	1,426,624
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	79,903	4,698,296
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	96,736	1,664,316
Source Energy Services Limited (Energy, Energy Equipment & Services) †	125,000	525,721
Stantec Incorporated (Industrials, Professional Services)	68,300	1,737,888
Western Forest Products Incorporated (Materials, Paper & Forest Products)	386,617	834,089

		19,291,496

Finland: 0.37%
Metsa Board OYJ (Materials, Paper & Forest Products)	86,692	971,324

France: 2.94%
ALTEN SA (Information Technology, IT Services)	35,525	3,528,638
M6 Metropole Television SA (Consumer Discretionary, Media)	113,410	2,792,247
Vicat SA (Materials, Construction Materials)	19,913	1,467,549

		7,788,434

Germany: 5.58%
Cancom SE (Information Technology, IT Services)	9,962	1,167,555
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	50,296	4,091,336
Krones AG (Industrials, Machinery)	12,478	1,598,556
Nemetschek SE (Information Technology, Software)	16,621	1,991,809
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment)	4,285	263,354
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	137,371	2,902,916
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	95,108	2,736,140

		14,751,666

Hong Kong: 1.01%
Sunlight REIT (Real Estate, Equity REITs)	3,949,000	2,672,440

Ireland: 0.37%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	601,328	987,265

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Global Small Cap Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Shares	Value

Israel: 0.83%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components) †	37,526	$2,192,269

Japan: 11.71%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	123,500	4,320,761
BML Incorporated (Health Care, Health Care Providers & Services)	12,800	323,962
DTS Corporation (Information Technology, IT Services)	93,900	3,403,128
Fuji Seal International Incorporated (Materials, Containers & Packaging)	47,800	1,783,539
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,300	1,474,838
Meitec Corporation (Industrials, Professional Services)	61,600	3,377,679
Nihon Parkerizing Company Limited (Materials, Chemicals)	192,500	3,047,697
ORIX JREIT Incorporated (Real Estate, Equity REITs)	2,669	4,068,402
OSG Corporation (Industrials, Machinery)	91,800	2,031,926
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	37,400	1,994,392
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	54,000	1,875,045
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	177,000	1,210,951
Taikisha Limited (Industrials, Construction & Engineering)	55,400	1,931,963
The Shiga Bank (Financials, Banks)	26,000	131,708

		30,975,991

Spain: 2.55%
Almirall SA (Health Care, Pharmaceuticals) «	110,939	1,378,989
Merlin Properties Socimi SA (Real Estate, Equity REITs)	108,602	1,675,708
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	135,895	1,027,256
Viscofan SA (Consumer Staples, Food Products)	40,261	2,668,126

		6,750,079

Sweden: 1.43%
Hexpol AB (Materials, Chemicals) «	281,683	2,914,879
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	297,593	856,417

		3,771,296

Switzerland: 0.43%
Bucher Industries AG (Industrials, Machinery)	3,081	1,129,137

United Kingdom: 11.26%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	94,712	1,611,483
Brightsphere Investment Group Incorporated (Financials, Capital Markets)	120,500	1,827,985
Britvic plc (Consumer Staples, Beverages)	269,384	2,662,705
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	45,055	744,326
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	318,905	1,589,588
Elementis plc (Materials, Chemicals)	497,634	1,938,327
Hunting plc (Energy, Energy Equipment & Services) †	146,699	1,621,225
IMI plc (Industrials, Machinery)	95,126	1,425,750
Jupiter Fund Management plc (Financials, Capital Markets)	281,413	1,759,861
Lancashire Holdings Limited (Financials, Insurance)	275,007	2,256,468
Mears Group plc (Industrials, Commercial Services & Supplies)	259,794	1,169,542
Morgan Advanced Materials plc (Industrials, Machinery)	206,701	976,058
NCC Group plc (Information Technology, IT Services) «	1,021,063	2,747,016
Nomad Foods Limited (Consumer Staples, Food Products) †	347,895	5,736,789
Savills plc (Real Estate, Real Estate Management & Development)	126,943	1,710,230

		29,777,353

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Global Small Cap Fund	9

Security name	Shares	Value

United States: 45.29%
ACI Worldwide Incorporated (Information Technology, Software) †	154,200	$3,585,150
ALLETE Incorporated (Utilities, Electric Utilities)	30,800	2,353,428
AMN Healthcare Services Incorporated (Health Care, Health Care Providers & Services) †	49,200	3,289,020
AptarGroup Incorporated (Materials, Containers & Packaging)	40,400	3,777,400
Aspen Insurance Holdings Limited (Financials, Insurance)	77,400	3,285,630
Belden Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	57,800	3,560,480
Berkshire Hills Bancorp Incorporated (Financials, Banks)	90,338	3,428,327
Cambrex Corporation (Health Care, Life Sciences Tools & Services) †	25,700	1,360,815
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	17,699	1,709,723
Charles River Laboratories International Incorporated (Health Care, Life Sciences Tools & Services) †	14,100	1,469,079
Coherent Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	8,400	1,413,048
Compass Minerals International Incorporated (Materials, Metals & Mining) «	55,400	3,728,420
CSW Industrials Incorporated (Industrials, Building Products) †	92,500	4,009,875
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	283,700	4,967,587
Douglas Dynamics Incorporated (Industrials, Machinery)	110,742	4,623,479
Euronet Worldwide Incorporated (Information Technology, IT Services) †	22,500	1,757,475
Forward Air Corporation (Industrials, Air Freight & Logistics)	57,000	3,077,430
Gibraltar Industries Incorporated (Industrials, Building Products) †	78,100	2,745,215
Global Brass & Copper Holdings Incorporated (Industrials, Machinery)	60,403	1,812,090
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies) †	30,176	2,354,935
Helen of Troy Limited (Consumer Discretionary, Household Durables) †	38,200	3,405,530
Horace Mann Educators Corporation (Financials, Insurance)	52,700	2,355,690
Hostess Brands Incorporated (Consumer Staples, Food Products) †	214,800	3,017,940
Innoviva Incorporated (Health Care, Pharmaceuticals) †	249,008	3,610,616
Invacare Corporation (Health Care, Health Care Equipment & Supplies) «	57,500	1,046,500
Jack in the Box Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	30,670	2,751,099
Keane Group Incorporated (Energy, Energy Equipment & Services) †	158,374	2,462,716
KMG Chemicals Incorporated (Materials, Chemicals)	76,323	4,693,101
Lydall Incorporated (Industrials, Machinery) †	38,400	1,712,640
MGE Energy Incorporated (Utilities, Electric Utilities)	62,100	3,604,905
Mueller Industries Incorporated (Industrials, Machinery)	74,000	2,011,320
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies) †	67,000	2,214,350
Neenah Paper Incorporated (Materials, Paper & Forest Products)	27,000	2,106,000
Pacific Premier Bancorp Incorporated (Financials, Banks) †	64,000	2,544,000
Prestige Brands Holdings Incorporated (Health Care, Pharmaceuticals) †«	93,100	2,740,864
Quanex Building Products Corporation (Industrials, Building Products)	224,508	3,850,312
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)	56,218	2,194,189
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products) «	51,400	3,705,940
The Bancorp Incorporated (Financials, Banks) †	151,600	1,569,060
Thermon Group Holdings Incorporated (Industrials, Electrical Equipment) †	66,390	1,513,028
WD-40 Company (Consumer Staples, Household Products)	19,400	2,558,860
Weingarten Realty Investors (Real Estate, Equity REITs)	65,100	1,788,297
Westwood Holdings Group Incorporated (Financials, Capital Markets)	69,250	4,015,115

		119,780,678

Total Common Stocks (Cost $205,349,291)		251,242,399

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Global Small Cap Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 10.12%

Investment Companies: 10.12%
Securities Lending Cash Investment LLC (l)(r)(u)	1.96%	13,358,417	$13,359,752
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59	13,412,051	13,412,051

Total Short-Term Investments (Cost $26,771,803)			26,771,803

Total investments in securities (Cost $232,121,094)	105.11%	278,014,202
Other assets and liabilities, net	(5.11)	(13,512,983)

Total net assets	100.00%	$264,501,219

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Invesstments
Investment companies
Securities Lending Cash Investment LLC	17,584,369	82,183,320	86,409,272	13,358,417	$0	$0	$124,704	$13,359,752
Wells Fargo Government Money Market Fund Select Class	16,552,450	46,727,825	49,868,224	13,412,051	0	0	74,768	13,412,051

					$0	$0	$199,472	$26,771,803	10.12%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2018 (unaudited)	Wells Fargo Global Small Cap Fund	11

Assets
Investments in unaffiliated securities (including $12,832,276 of securities loaned), at value (cost $205,349,291)	$251,242,399
Investments in affiliated securities, at value (cost $26,771,803)	26,771,803
Cash	72
Foreign currency, at value (cost $210,717)	209,906
Receivable for investments sold	2,337,201
Receivable for Fund shares sold	376,433
Receivable for dividends	521,129
Receivable for securities lending income	18,956
Prepaid expenses and other assets	69,996

Total assets	281,547,895

Liabilities
Payable upon receipt of securities loaned	13,358,617
Payable for investments purchased	2,754,805
Payable for Fund shares redeemed	585,990
Management fee payable	200,916
Administration fees payable	40,521
Distribution fee payable	18,942
Trustees’ fees and expenses payable	241
Accrued expenses and other liabilities	86,644

Total liabilities	17,046,676

Total net assets	$264,501,219

NET ASSETS CONSIST OF
Paid-in capital	$209,358,973
Undistributed net investment income	120,286
Accumulated net realized gains on investments	9,140,112
Net unrealized gains on investments	45,881,848

Total net assets	$264,501,219

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$149,093,927
Shares outstanding – Class A1	3,527,412
Net asset value per share – Class A	$42.27
Maximum offering price per share – Class A2	$44.85
Net assets – Class C	$30,184,276
Shares outstanding – Class C1	1,014,847
Net asset value per share – Class C	$29.74
Net assets – Administrator Class	$30,415,760
Shares outstanding – Administrator Class[1]	686,899
Net asset value per share – Administrator Class	$44.28
Net assets – Institutional Class	$54,807,256
Shares outstanding – Institutional Class[1]	1,242,174
Net asset value per share – Institutional Class	$44.12

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Global Small Cap Fund	Statement of operations—six months ended April 30, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $120,186)	$1,973,517
Securities lending income from affiliates, net	124,704
Income from affiliated securities	74,768

Total investment income	2,172,989

Expenses
Management fee	1,257,511
Administration fees
Class A	161,592
Class C	32,791
Administrator Class	19,929
Institutional Class	31,820
Shareholder servicing fees
Class A	192,371
Class C	39,036
Administrator Class	38,324
Distribution fee
Class C	117,109
Custody and accounting fees	51,448
Professional fees	27,787
Registration fees	52,801
Shareholder report expenses	30,072
Trustees’ fees and expenses	11,122
Other fees and expenses	18,968

Total expenses	2,082,681
Less: Fee waivers and/or expense reimbursements	(37,521)

Net expenses	2,045,160

Net investment income	127,829

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,344,917
Net change in unrealized gains (losses) on investments	(1,567,957)

Net realized and unrealized gains (losses) on investments	9,776,960

Net increase in net assets resulting from operations	$9,904,789

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Global Small Cap Fund	13

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income		$127,829		$1,206,966
Net realized gains on investments		11,344,917		28,953,116
Net change in unrealized gains (losses) on investments		(1,567,957)		26,443,633

Net increase in net assets resulting from operations		9,904,789		56,603,715

Distributions to shareholders from
Net investment income
Class A		(802,013)		(1,253,803)
Class C		0		(83,983)
Administrator Class		(200,735)		(242,326)
Institutional Class		(432,284)		(251,541)
Net realized gains
Class A		(16,800,520)		(8,370,890)
Class B		N/A		(64,415)[1]
Class C		(4,638,012)		(2,630,739)
Administrator Class		(3,175,517)		(1,441,791)
Institutional Class		(4,420,567)		(1,098,674)

Total distributions to shareholders		(30,469,648)		(15,438,162)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	122,117	5,295,533	498,285	20,496,273
Class C	40,791	1,251,115	85,049	2,534,837
Administrator Class	62,016	2,802,386	169,243	7,216,769
Institutional Class	418,856	18,625,925	864,023	36,105,981

		27,974,959		66,353,860

Reinvestment of distributions
Class A	383,761	16,051,908	229,395	8,959,763
Class B	N/A	N/A	2,242 [1]	64,035 [1]
Class C	151,690	4,452,102	79,166	2,276,848
Administrator Class	75,454	3,309,824	39,320	1,601,354
Institutional Class	103,060	4,511,957	30,428	1,235,167

		28,325,791		14,137,167

Payment for shares redeemed
Class A	(380,230)	(16,363,462)	(921,309)	(37,540,409)
Class B	N/A	N/A	(33,102)[1]	(985,857)[1]
Class C	(113,383)	(3,456,424)	(362,621)	(11,022,329)
Administrator Class	(85,257)	(3,837,913)	(341,822)	(14,495,540)
Institutional Class	(141,465)	(6,305,927)	(345,420)	(14,803,205)

		(29,963,726)		(78,847,340)

Net increase in net assets resulting from capital share transactions		26,337,024		1,643,687

Total increase in net assets		5,772,165		42,809,240

Net assets
Beginning of period		258,729,054		215,919,814

End of period		$264,501,219		$258,729,054

Undistributed net investment income		$120,286		$1,427,489

[1]	For the period from November 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Global Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$45.81	$38.61	$37.23	$43.26	$42.68	$33.17
Net investment income	0.02 [1]	0.21 [1]	0.26 [1]	0.10 [1]	0.03 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	1.66	9.68	2.92	0.64	0.86	9.58

Total from investment operations	1.68	9.89	3.18	0.74	0.89	9.74
Distributions to shareholders from
Net investment income	(0.22)	(0.34)	(0.21)	(0.03)	(0.31)	(0.23)
Net realized gains	(5.00)	(2.35)	(1.59)	(6.74)	0.00	0.00

Total distributions to shareholders	(5.22)	(2.69)	(1.80)	(6.77)	(0.31)	(0.23)
Net asset value, end of period	$42.27	$45.81	$38.61	$37.23	$43.26	$42.68
Total return[2]	3.83%	26.90%	9.12%	2.12%	2.07%	29.50%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.54%	1.55%	1.57%	1.57%	1.59%
Net expenses	1.54%	1.54%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.09%	0.52%	0.73%	0.27%	0.06%	0.43%
Supplemental data
Portfolio turnover rate	25%	70%	70%	42%	66%	59%
Net assets, end of period (000s omitted)	$149,094	$155,828	$138,805	$151,740	$167,166	$181,764

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Small Cap Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$33.65	$28.98	$28.39	$34.80	$34.36	$26.73
Net investment loss	(0.10)[1]	(0.06)[1]	(0.01)[1]	(0.14)[1]	(0.24)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	1.19	7.15	2.19	0.47	0.69	7.72

Total from investment operations	1.09	7.09	2.18	0.33	0.45	7.63
Distributions to shareholders from
Net investment income	0.00	(0.07)	0.00	0.00	(0.01)	0.00
Net realized gains	(5.00)	(2.35)	(1.59)	(6.74)	0.00	0.00

Total distributions to shareholders	(5.00)	(2.42)	(1.59)	(6.74)	(0.01)	0.00
Net asset value, end of period	$29.74	$33.65	$28.98	$28.39	$34.80	$34.36
Total return[2]	3.42%	25.95%	8.31%	1.34%	1.32%	28.54%
Ratios to average net assets (annualized)
Gross expenses	2.30%	2.29%	2.30%	2.32%	2.32%	2.34%
Net expenses	2.29%	2.29%	2.30%	2.30%	2.30%	2.30%
Net investment loss	(0.66)%	(0.20)%	(0.02)%	(0.48)%	(0.69)%	(0.31)%
Supplemental data
Portfolio turnover rate	25%	70%	70%	42%	66%	59%
Net assets, end of period (000s omitted)	$30,184	$31,487	$32,863	$36,215	$41,792	$44,618

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Global Small Cap Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.78	$40.15	$38.65	$44.60	$44.00	$34.21
Net investment income	0.05 [1]	0.29 [1]	0.41	0.16 [1]	0.09	0.22 [1]
Net realized and unrealized gains (losses) on investments	1.74	10.07	2.95	0.66	0.90	9.86

Total from investment operations	1.79	10.36	3.36	0.82	0.99	10.08
Distributions to shareholders from
Net investment income	(0.29)	(0.38)	(0.27)	(0.03)	(0.39)	(0.29)
Net realized gains	(5.00)	(2.35)	(1.59)	(6.74)	0.00	0.00

Total distributions to shareholders	(5.29)	(2.73)	(1.86)	(6.77)	(0.39)	(0.29)
Net asset value, end of period	$44.28	$47.78	$40.15	$38.65	$44.60	$44.00
Total return[2]	3.91%	27.04%	9.30%	2.27%	2.22%	29.73%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.46%	1.47%	1.43%	1.41%	1.42%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.24%	0.68%	0.90%	0.41%	0.22%	0.58%
Supplemental data
Portfolio turnover rate	25%	70%	70%	42%	66%	59%
Net assets, end of period (000s omitted)	$30,416	$30,327	$30,832	$31,765	$53,966	$52,461

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Small Cap Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.68	$40.08	$38.63	$44.67	$44.05	$34.25
Net investment income	0.08	0.38	0.45	0.20	0.15	0.32 [1]
Net realized and unrealized gains (losses) on investments	1.75	10.06	3.00	0.72	0.96	9.86

Total from investment operations	1.83	10.44	3.45	0.92	1.11	10.18
Distributions to shareholders from
Net investment income	(0.39)	(0.49)	(0.41)	(0.22)	(0.49)	(0.38)
Net realized gains	(5.00)	(2.35)	(1.59)	(6.74)	0.00	0.00

Total distributions to shareholders	(5.39)	(2.84)	(2.00)	(6.96)	(0.49)	(0.38)
Net asset value, end of period	$44.12	$47.68	$40.08	$38.63	$44.67	$44.05
Total return[2]	4.02%	27.38%	9.56%	2.53%	2.48%	30.06%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.21%	1.22%	1.18%	1.14%	1.16%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.14%	1.15%
Net investment income	0.52%	1.01%	1.20%	0.66%	0.47%	0.83%
Supplemental data
Portfolio turnover rate	25%	70%	70%	42%	66%	59%
Net assets, end of period (000s omitted)	$54,807	$41,087	$12,531	$10,369	$5,284	$2,151

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Global Small Cap Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Global Small Cap Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes

Notes to financial statements (unaudited)	Wells Fargo Global Small Cap Fund	19

are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

20	Wells Fargo Global Small Cap Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $234,618,681 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$54,226,309
Gross unrealized losses	(10,830,788)
Net unrealized gains	$43,395,521

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Global Small Cap Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$0	$9,159,753	$0	$9,159,753
Austria	0	1,243,218	0	1,243,218
Canada	19,291,496	0	0	19,291,496
Finland	0	971,324	0	971,324
France	0	7,788,434	0	7,788,434
Germany	0	14,751,666	0	14,751,666
Hong Kong	0	2,672,440	0	2,672,440
Ireland	0	987,265	0	987,265
Israel	2,192,269	0	0	2,192,269
Japan	0	30,975,991	0	30,975,991
Spain	0	6,750,079	0	6,750,079
Sweden	856,417	2,914,879	0	3,771,296
Switzerland	0	1,129,137	0	1,129,137
United Kingdom	12,711,168	17,066,185	0	29,777,353
United States	119,780,678	0	0	119,780,678

Short-term investments
Investment companies	13,412,051	0	0	13,412,051
Investments measured at net asset value*				13,359,752
Total assets	$168,244,079	$96,410,371	$0	$278,014,202

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $13,359,752 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $90,594,477 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.95% and declining to 0.83% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

22	Wells Fargo Global Small Cap Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.15% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2018, Funds Distributor received $2,883 from the sale of Class A shares and $53 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $3,240,480 and $2,354,004 in interfund purchases and sales, respectively, during the six months ended April 30, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $63,233,153 and $62,717,246, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Global Small Cap Fund	23

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Global Small Cap Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Global Small Cap Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Global Small Cap Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Global Small Cap Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

28	Wells Fargo Global Small Cap Fund	Appendix (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,
401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

Appendix (unaudited)	Wells Fargo Global Small Cap Fund	29
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

30	Wells Fargo Global Small Cap Fund	Appendix (unaudited)
•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311870 06-18 SA239/SAR239 04-18

Semi-Annual Report

April 30, 2018

Wells Fargo International Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo International Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo International Equity Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo International Equity Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dale A. Winner, CFA®

Venkateshwar Lal

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFEAX)	1-20-1998	8.59	5.98	1.44	15.24	7.25	2.04	1.46	1.15
Class C (WFEFX)	3-6-1998	13.35	6.45	1.28	14.35	6.45	1.28	2.21	1.90
Class R (WFERX)	10-10-2003	–	–	–	15.01	6.99	1.78	1.71	1.40
Class R6 (WFEHX)	9-30-2015	–	–	–	15.59	7.51	2.25	1.03	0.85
Administrator Class (WFEDX)	7-16-2010	–	–	–	15.32	7.27	2.10	1.38	1.15
Institutional Class (WFENX)	3-9-1998	–	–	–	15.55	7.52	2.30	1.13	0.90
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	15.91	5.46	2.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo International Equity Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
UniCredit SpA	3.38
Hitachi Limited	3.36
Muenchener Rueckversicherungs Gesellschaft AG	3.34
Bayer AG	3.30
Den Norske Bank ASA	3.29
Nomura Holdings Incorporated	3.28
BP plc	3.21
Cosan Limited Class A	3.19
Compagnie de Saint-Gobain SA	3.15
Orange SA	3.14

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at 1.14% for Class A, 1.89% for Class C, 1.39% for Class R, 0.84% for Class R6, 1.14% for Administrator Class, and 0.89% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,036.55	$5.76	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Class C
Actual	$1,000.00	$1,032.88	$9.53	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%
Class R
Actual	$1,000.00	$1,035.74	$7.02	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95	1.39%
Class R6
Actual	$1,000.00	$1,038.10	$4.24	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Administrator Class
Actual	$1,000.00	$1,037.00	$5.76	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%
Institutional Class
Actual	$1,000.00	$1,038.27	$4.50	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo International Equity Fund	7

Security name	Shares	Value

Common Stocks: 96.13%

Brazil: 3.19%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,653,554	$16,667,824

Canada: 2.48%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance) «†	683,200	7,657,033
Lundin Mining Corporation (Materials, Metals & Mining)	805,845	5,334,851

		12,991,884

China: 10.61%
China Everbright Limited (Financials, Capital Markets)	5,440,000	11,971,075
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,432,000	13,641,933
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	626,592	13,822,620
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	4,903,300	13,384,397
Yixin Group Limited (Financials, Consumer Finance) †	4,981,000	2,671,377

		55,491,402

France: 6.29%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	314,501	16,455,011
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	902,901	16,414,397

		32,869,408

Germany: 14.39%
Bayer AG (Health Care, Pharmaceuticals)	144,312	17,248,106
Ceconomy AG (Consumer Discretionary, Specialty Retail)	877,875	9,837,328
Metro AG (Consumer Staples, Food & Staples Retailing) «	384,184	5,558,024
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	76,264	17,453,944
Rheinmetall AG (Industrials, Industrial Conglomerates)	43,260	5,653,272
SAP SE (Information Technology, Software)	74,269	8,251,701
Siemens AG (Industrials, Industrial Conglomerates)	88,409	11,227,487

		75,229,862

Hong Kong: 1.96%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,148,000	10,275,960

Italy: 6.39%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	740,878	14,482,981
Prysmian SpA (Industrials, Electrical Equipment)	43,799	1,287,560
UniCredit SpA (Financials, Banks)	814,242	17,652,696

		33,423,237

Japan: 11.57%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	2,431,000	14,913,056
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,409,000	17,582,222
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,616,300	10,831,379
Nomura Holdings Incorporated (Financials, Capital Markets)	2,980,900	17,168,647

		60,495,304

Malaysia: 2.65%
CIMB Group Holdings Bhd (Financials, Banks)	7,595,742	13,842,892

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo International Equity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name		Shares	Value

Netherlands: 8.25%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)		375,752	$15,904,156
NN Group NV (Financials, Insurance)		267,135	12,802,363
OCI NV (Materials, Chemicals) «†		607,727	14,422,275

			43,128,794

Norway: 3.29%
Den Norske Bank ASA (Financials, Banks)		919,815	17,201,771

Russia: 1.24%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)		615,949	6,467,465

South Africa: 2.76%
Sasol Limited (Materials, Chemicals)		403,387	14,420,020

South Korea: 4.08%
Hana Financial Group Incorporated (Financials, Banks)		154,007	6,843,021
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A		2,644	3,236,766
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		52,630	11,245,081

			21,324,868

Switzerland: 3.32%
Novartis AG (Health Care, Pharmaceuticals)		194,417	14,965,111
Zurich Insurance Group AG (Financials, Insurance)		7,506	2,397,682

			17,362,793

United Kingdom: 13.47%
BP plc (Energy, Oil, Gas & Consumable Fuels)		2,257,516	16,768,734
Man Group plc (Financials, Capital Markets)		4,308,301	10,700,310
Sensata Technologies Holding plc (Industrials, Electrical Equipment) †		239,334	12,139,020
Smiths Group plc (Industrials, Industrial Conglomerates)		221,180	4,846,329
United Business Media plc (Consumer Discretionary, Media)		837,028	11,143,780
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		5,081,444	14,828,722

			70,426,895

United States: 0.19%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		6,028	996,187

Total Common Stocks (Cost $426,941,309)			502,616,566

	Yield
Short-Term Investments: 8.17%

Investment Companies: 8.17%
Securities Lending Cash Investment LLC (l)(r)(u)	1.96%	23,026,329	23,028,632
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59	19,666,099	19,666,099

Total Short-Term Investments (Cost $42,694,716)			42,694,731

Total investments in securities (Cost $469,636,025)	104.30%	545,311,297
Other assets and liabilities, net	(4.30)	(22,476,527)

Total net assets	100.00%	$522,834,770

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo International Equity Fund	9

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
14,866,769 USD	11,985,000 EUR	Goldman Sachs	6-6-2018	$358,151	$0
14,864,384 USD	11,985,000 EUR	Goldman Sachs	6-6-2018	355,766	0
20,786,266 USD	14,990,000 GBP	Morgan Stanley	6-12-2018	110,322	0

				$824,239	$0

¤¤	Transactions can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,149,231	137,404,155	116,527,057	23,026,329	$0	$0	$239,330	$23,028,632
Wells Fargo Government Money Market Fund Select Class	32,495,353	1,910,736,925	1,923,566,179	19,666,099	0	0	148,749	19,666,099

					$0	$0	$388,079	$42,694,731	8.17%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo International Equity Fund	Statement of assets and liabilities—April 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $21,925,639 of securities loaned), at value (cost $426,941,309)	$502,616,566
Investments in affiliated securities, at value (cost $42,694,716)	42,694,731
Cash	150
Segregated cash for forward foreign currency contracts	378,000
Foreign currency, at value (cost $1,365,449)	1,361,076
Receivable for Fund shares sold	774,910
Receivable for dividends	2,720,719
Receivable for securities lending income	125,652
Unrealized gains on forward foreign currency contracts	824,239
Prepaid expenses and other assets	11,212

Total assets	551,507,255

Liabilities
Payable upon receipt of securities loaned	23,718,326
Payable for investments purchased	4,135,937
Management fee payable	289,244
Payable for Fund shares redeemed	234,538
Administration fees payable	60,050
Distribution fees payable	19,297
Trustees’ fees and expenses payable	2,868
Accrued expenses and other liabilities	212,225

Total liabilities	28,672,485

Total net assets	$522,834,770

NET ASSETS CONSIST OF
Paid-in capital	$438,420,390
Undistributed net investment income	3,850,961
Accumulated net realized gains on investments	4,088,191
Net unrealized gains on investments	76,475,228

Total net assets	$522,834,770

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$113,537,786
Shares outstanding – Class A1	8,425,353
Net asset value per share – Class A	$13.48
Maximum offering price per share – Class A2	$14.30
Net assets – Class C	$30,651,929
Shares outstanding – Class C1	2,321,110
Net asset value per share – Class C	$13.21
Net assets – Class R	$1,981,838
Shares outstanding – Class R1	145,130
Net asset value per share – Class R	$13.66
Net assets – Class R6	$71,030,890
Shares outstanding – Class R6[1]	5,271,708
Net asset value per share – Class R6	$13.47
Net assets – Administrator Class	$8,548,501
Shares outstanding – Administrator Class[1]	645,621
Net asset value per share – Administrator Class	$13.24
Net assets – Institutional Class	$297,083,826
Shares outstanding – Institutional Class[1]	22,117,001
Net asset value per share – Institutional Class	$13.43

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2018 (unaudited)	Wells Fargo International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $860,903)	$6,189,414
Income from affiliated securities	388,079

Total investment income	6,577,493

Expenses
Management fee	2,127,563
Administration fees
Class A	117,766
Class C	31,916
Class R	2,068
Class R6	10,724
Administrator Class	8,507
Institutional Class	176,999
Shareholder servicing fees
Class A	140,198
Class C	37,996
Class R	2,462
Administrator Class	16,360
Distribution fees
Class C	113,987
Class R	2,462
Custody and accounting fees	80,499
Professional fees	31,940
Registration fees	40,282
Shareholder report expenses	44,157
Trustees’ fees and expenses	15,497
Other fees and expenses	10,453

Total expenses	3,011,836
Less: Fee waivers and/or expense reimbursements	(484,971)

Net expenses	2,526,865

Net investment income	4,050,628

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	22,439,770
Forward foreign currency contracts	(2,321,917)

Net realized gains on investments	20,117,853

Net change in unrealized gains (losses) on:
Unaffiliated securities	(7,961,582)
Forward foreign currency contracts	665,990

Net change in unrealized gains (losses) on investments	(7,295,592)

Net realized and unrealized gains (losses) on investments	12,822,261

Net increase in net assets resulting from operations	$16,872,889

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo International Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income		$4,050,628		$9,055,721
Net realized gains on investments		20,117,853		22,026,162
Net change in unrealized gains (losses) on investments		(7,295,592)		60,571,970

Net increase in net assets resulting from operations		16,872,889		91,653,853

Distributions to shareholders from
Net investment income
Class A		(3,607,579)		(3,419,346)
Class B		N/A		(8,853)[1]
Class C		(814,322)		(543,400)
Class R		(57,727)		(49,858)
Class R6		(2,470,734)		(681,611)
Administrator Class		(589,503)		(583,495)
Institutional Class		(8,901,502)		(6,175,331)

Total distributions to shareholders		(16,441,367)		(11,461,894)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	819,740	11,144,553	1,631,046	19,984,132
Class B	N/A	N/A	0 [1]	0 [1]
Class C	287,872	3,854,158	398,900	4,843,542
Class R	13,673	187,153	34,029	414,621
Class R6	148,205	2,000,770	5,473,610	65,619,194
Administrator Class	56,711	758,247	659,302	7,618,280
Institutional Class	6,497,074	88,700,183	10,000,651	119,901,457

		106,645,064		218,381,226

Reinvestment of distributions
Class A	246,373	3,284,158	289,214	3,207,383
Class B	N/A	N/A	801 [1]	8,812 [1]
Class C	57,378	751,083	43,293	472,331
Class R	865	11,701	1,205	13,541
Class R6	185,544	2,469,591	61,573	681,611
Administrator Class	44,846	587,488	53,401	582,070
Institutional Class	516,840	6,858,471	436,449	4,818,398

		13,962,492		9,784,146

Payment for shares redeemed
Class A	(806,735)	(10,954,288)	(4,793,391)	(56,593,909)
Class B	N/A	N/A	(88,742)[1]	(1,021,023)[1]
Class C	(226,587)	(3,013,100)	(782,261)	(9,154,193)
Class R	(16,317)	(224,668)	(69,529)	(831,199)
Class R6	(599,542)	(8,118,832)	(59)	(691)
Administrator Class	(832,760)	(11,154,929)	(2,647,963)	(29,828,261)
Institutional Class	(2,579,176)	(34,833,973)	(9,276,734)	(112,265,403)

		(68,299,790)		(209,694,679)

Net increase in net assets resulting from capital share transactions		52,307,766		18,470,693

Total increase in net assets		52,739,288		98,662,652

Net assets
Beginning of period		470,095,482		371,432,830

End of period		$522,834,770		$470,095,482

Undistributed net investment income		$3,850,961		$16,241,700

[1]	For the period from November 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.43	$11.07	$11.53	$11.28	$11.98	$9.77
Net investment income	0.10	0.22	0.22	0.18 [1]	0.37 [1]	0.21
Net realized and unrealized gains (losses) on investments	0.40	2.47	(0.54)	0.57	(0.81)	2.27

Total from investment operations	0.50	2.69	(0.32)	0.75	(0.44)	2.48
Distributions to shareholders from
Net investment income	(0.45)	(0.33)	(0.14)	(0.50)	(0.26)	(0.27)
Net asset value, end of period	$13.48	$13.43	$11.07	$11.53	$11.28	$11.98
Total return[2]	3.73%	24.91%	(2.76)%	6.85%	(3.77)%	25.99%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.47%	1.47%	1.53%	1.53%	1.56%
Net expenses	1.14%	1.14%	1.12%	1.09%	1.09%	1.09%
Net investment income	1.42%	1.82%	2.04%	1.50%	3.14%	2.03%
Supplemental data
Portfolio turnover rate	23%	59%	65%	27%	32%	38%
Net assets, end of period (000s omitted)	$113,538	$109,655	$122,248	$145,654	$97,640	$115,821

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.13	$10.82	$11.30	$11.06	$11.75	$9.58
Net investment income	0.04	0.14	0.14	0.08 [1]	0.27 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.40	2.40	(0.53)	0.57	(0.79)	2.22

Total from investment operations	0.44	2.54	(0.39)	0.65	(0.52)	2.36
Distributions to shareholders from
Net investment income	(0.36)	(0.23)	(0.09)	(0.41)	(0.17)	(0.19)
Net asset value, end of period	$13.21	$13.13	$10.82	$11.30	$11.06	$11.75
Total return[2]	3.37%	23.91%	(3.43)%	6.03%	(4.49)%	25.05%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.22%	2.22%	2.28%	2.28%	2.31%
Net expenses	1.89%	1.89%	1.87%	1.84%	1.84%	1.84%
Net investment income	0.68%	1.26%	1.33%	0.72%	2.37%	1.30%
Supplemental data
Portfolio turnover rate	23%	59%	65%	27%	32%	38%
Net assets, end of period (000s omitted)	$30,652	$28,919	$27,508	$29,080	$16,346	$16,997

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS R		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.58	$11.20	$11.66	$11.40	$11.96	$9.75
Net investment income	0.05	0.20 [1]	0.19 [1]	0.15 [1]	0.32 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.44	2.48	(0.53)	0.57	(0.79)	2.27

Total from investment operations	0.49	2.68	(0.34)	0.72	(0.47)	2.45
Distributions to shareholders from
Net investment income	(0.41)	(0.30)	(0.12)	(0.46)	(0.09)	(0.24)
Net asset value, end of period	$13.66	$13.58	$11.20	$11.66	$11.40	$11.96
Total return[2]	3.65%	24.47%	(2.94)%	6.53%	(4.00)%	25.68%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.72%	1.72%	1.78%	1.78%	1.81%
Net expenses	1.39%	1.39%	1.37%	1.34%	1.34%	1.34%
Net investment income	1.16%	1.66%	1.77%	1.23%	2.71%	1.72%
Supplemental data
Portfolio turnover rate	23%	59%	65%	27%	32%	38%
Net assets, end of period (000s omitted)	$1,982	$1,996	$2,029	$2,147	$1,576	$2,234

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS R6		2017	2016	2015[1]
Net asset value, beginning of period	$13.44	$11.06	$11.49	$10.89
Net investment income	0.14	0.45 [2]	0.24	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.37	2.27	(0.52)	0.60

Total from investment operations	0.51	2.72	(0.28)	0.60
Distributions to shareholders from
Net investment income	(0.48)	(0.34)	(0.15)	0.00
Net asset value, end of period	$13.47	$13.44	$11.06	$11.49
Total return[4]	3.81%	25.30%	(2.46)%	5.51%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.03%	1.04%	1.05%
Net expenses	0.84%	0.84%	0.85%	0.88%
Net investment income	1.69%	3.55%	2.31%	0.23%
Supplemental data
Portfolio turnover rate	23%	59%	65%	27%
Net assets, end of period (000s omitted)	$71,031	$74,405	$26	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005 per share.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.20	$10.88	$11.33	$11.09	$11.79	$9.62
Net investment income	0.06 [1]	0.21 [1]	0.22	0.17 [1]	0.37 [1]	0.22
Net realized and unrealized gains (losses) on investments	0.42	2.43	(0.53)	0.57	(0.80)	2.22

Total from investment operations	0.48	2.64	(0.31)	0.74	(0.43)	2.44
Distributions to shareholders from
Net investment income	(0.44)	(0.32)	(0.14)	(0.50)	(0.27)	(0.27)
Net asset value, end of period	$13.24	$13.20	$10.88	$11.33	$11.09	$11.79
Total return[2]	3.70%	24.84%	(2.71)%	6.89%	(3.82)%	26.00%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.39%	1.38%	1.40%	1.37%	1.37%
Net expenses	1.14%	1.14%	1.12%	1.09%	1.09%	1.09%
Net investment income	0.92%	1.79%	1.93%	1.44%	3.21%	2.08%
Supplemental data
Portfolio turnover rate	23%	59%	65%	27%	32%	38%
Net assets, end of period (000s omitted)	$8,549	$18,174	$36,032	$52,469	$12,962	$3,955

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.40	$11.05	$11.49	$11.25	$11.96	$9.76
Net investment income	0.12 [1]	0.28 [1]	0.23	0.19 [1]	0.37 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	0.39	2.43	(0.52)	0.58	(0.77)	2.26

Total from investment operations	0.51	2.71	(0.29)	0.77	(0.40)	2.50
Distributions to shareholders from
Net investment income	(0.48)	(0.36)	(0.15)	(0.53)	(0.31)	(0.30)
Net asset value, end of period	$13.43	$13.40	$11.05	$11.49	$11.25	$11.96
Total return[2]	3.83%	25.21%	(2.48)%	7.07%	(3.53)%	26.31%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.14%	1.14%	1.15%	1.10%	1.13%
Net expenses	0.89%	0.89%	0.87%	0.84%	0.84%	0.84%
Net investment income	1.82%	2.28%	2.27%	1.67%	3.18%	2.29%
Supplemental data
Portfolio turnover rate	23%	59%	65%	27%	32%	38%
Net assets, end of period (000s omitted)	$297,084	$236,946	$182,639	$192,799	$63,766	$82,982

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Equity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	21

provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $477,286,786 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$81,830,409
Gross unrealized losses	(12,981,659)
Net unrealized gains	$68,848,750

As of October 31, 2017 the Fund had capital loss carryforwards which consisted of $6,311,382 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$16,667,824	$0	$0	$16,667,824
Canada	12,991,884	0	0	12,991,884
China	13,822,620	41,668,782	0	55,491,402
France	0	32,869,408	0	32,869,408
Germany	0	75,229,862	0	75,229,862
Hong Kong	0	10,275,960	0	10,275,960
Italy	0	33,423,237	0	33,423,237
Japan	0	60,495,304	0	60,495,304
Malaysia	0	13,842,892	0	13,842,892
Netherlands	0	43,128,794	0	43,128,794
Norway	0	17,201,771	0	17,201,771
Russia	6,467,465	0	0	6,467,465
South Africa	0	14,420,020	0	14,420,020
South Korea	0	21,324,868	0	21,324,868
Switzerland	0	17,362,793	0	17,362,793
United Kingdom	12,139,020	58,287,875	0	70,426,895
United States	996,187	0	0	996,187

Short-term investments
Investment companies	19,666,099	0	0	19,666,099
Investments measured at net asset value*		0		23,028,632

	82,751,099	439,531,566	0	545,311,297
Forward foreign currency contracts	0	824,239	0	824,239
Total assets	$82,751,099	$440,355,805	$0	$546,135,536

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $23,028,632 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $420,091,455 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	23

Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 1.39% for Class R shares, 0.84% for Class R6 shares, 1.14% for Administrator Class shares, and 0.89 % for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2018, Funds Distributor received $11,218 from the sale of Class A shares and $272 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $163,209,740 and $111,363,294, respectively.

24	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2018, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $111,664,715 and $159,050,418 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs	$713,917	$0	$0	$713,917
Morgan Stanley	110,322	0	0	110,322

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo International Equity Fund	25

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2017. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$1,061,188	$0.0302	96.13%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo International Equity Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28	Wells Fargo International Equity Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Appendix (unaudited)	Wells Fargo International Equity Fund	29

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

30	Wells Fargo International Equity Fund	Appendix (unaudited)
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

Appendix (unaudited)	Wells Fargo International Equity Fund	31
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311871 06-18 SA240/SAR240 04-18

Semi-Annual Report

April 30, 2018

Wells Fargo Intrinsic World Equity Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic World Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Through the last quarter of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic World Equity Fund for the six-month period that ended April 30, 2018. Through the last two months of 2017, global economies strengthened, equity markets advanced, and foreign bonds outperformed fixed-income investments in the U.S. while inflation remained subdued. A negative turn in investor sentiment during the first four months of 2018 sent global equity and fixed-income markets lower and rekindled concerns about inflation.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index,1 gained 3.82% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 3.47%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 4.80%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.87% while fixed-income investments outside the U.S. gained 3.70%, as measured by the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 fell 0.97%, and the ICE BofAML U.S. High Yield Index7 was down 0.23%.

The fourth quarter of 2017 was characterized by continued optimism in global markets.

U.S. stocks continued to rally during the fourth quarter of 2017, boosted by synchronized expansion in the global economy and favorable company earnings. In October 2017, the U.S. Federal Reserve (Fed) began to sell the bonds acquired during a series of quantitative easing programs following the 2008 financial crisis. The Bank of England suggested it could hike interest rates in November, and the pound gained against other currencies. In addition, the Fed increased rates by another 25 basis points (bps; 100 bps equal 1.00%) in December. Stocks received a boost from growing optimism about tax reform legislation.

International markets, particularly emerging markets, continued to show strength, supported by several factors that led some observers to describe conditions as a Goldilocks economic scenario: synchronized global growth, low inflation, and healthy corporate earnings, all supported abroad by a weaker U.S. dollar.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic World Equity Fund	3

Volatility reemerged during the first four months of 2018 as economic signals were mixed.

The first four months of 2018 began with stock market gains in January. Subsequently, investor optimism was supplanted by several concerns. Trade tensions emerged, particularly between the U.S. and China, as the U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, at the beginning of the year on January 1, 2018, to 2.95% and 3.11%, respectively, on April 30, 2018.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering. The Fed increased the federal funds rate by 25 bps in March and the rate of inflation reached the Fed’s 2% target for the first time in a year. In April, the U.S. Bureau of Economic Analysis placed first-quarter U.S. gross domestic product growth at 2.3%. The unemployment rate fell to a 17-year low of 3.9% in April and wage growth data improved.

Internationally, central banks maintained low interest rates and monetary policies that were accommodative of business activity. Industrial production, retail sales, and fixed-asset investment increased in China. During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets before generally moving higher in April.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Intrinsic World Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Amit Kumar

Jean-Baptiste Nadal, CFA®

Jen Robertson, CFA®

Average annual total returns (%) as of April 30, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EWEAX)	4-30-1996	8.69	7.19	5.57	15.30	8.47	6.20	1.47	1.35
Class C (EWECX)	5-18-2007	13.47	7.66	5.41	14.47	7.66	5.41	2.22	2.10
Administrator Class (EWEIX)	5-18-2007	–	–	–	15.45	8.67	6.42	1.39	1.25
Institutional Class (EWENX)	7-30-2010	–	–	–	15.80	8.93	6.61	1.14	0.95
MSCI World Index (Net)[4]	–	–	–	–	13.22	9.28	5.48	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic World Equity Fund	5

Ten largest holdings (%) as of April 30, 2018[5]
Visa Incorporated Class A	2.58
Capgemini SA	2.51
Societe Generale SA	2.51
Microsoft Corporation	2.49
Samsonite International SA	2.47
Air Liquide SA	2.45
Advance Auto Parts Incorporated	2.45
Sony Corporation	2.42
Motorola Solutions Incorporated	2.40
CIT Group Incorporated	2.38

Sector distribution as of April 30, 2018[6]

Country allocation as of April 30, 2018[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Morgan Stanley Capital International (MSCI) World Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (Net) consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic World Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2017	Ending account value 4-30-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,052.10	$6.87	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%
Class C
Actual	$1,000.00	$1,048.03	$10.66	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49	2.10%
Administrator Class
Actual	$1,000.00	$1,052.48	$6.36	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$1,000.00	$1,054.47	$4.84	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Intrinsic World Equity Fund	7

Security name	Shares	Value

Common Stocks: 99.75%

Belgium: 1.47%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages)	23,200	$2,321,856

France: 7.47%
Air Liquide SA (Materials, Chemicals)	29,700	3,860,296
Capgemini SA (Information Technology, IT Services)	28,800	3,961,893
Societe Generale SA (Financials, Banks)	72,300	3,956,888

		11,779,077

Germany: 3.22%
Bayer AG (Health Care, Pharmaceuticals)	15,400	1,840,601
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	184,700	3,232,917

		5,073,518

Hong Kong: 2.13%
AIA Group Limited (Financials, Insurance)	376,200	3,362,174

Japan: 8.31%
Nidec Corporation (Industrials, Electrical Equipment)	22,300	3,488,660
ORIX Corporation (Financials, Diversified Financial Services)	149,600	2,623,812
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	305,000	3,181,665
Sony Corporation (Consumer Discretionary, Household Durables)	81,640	3,813,086

		13,107,223

Netherlands: 5.65%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	69,800	3,638,675
Airbus SE (Industrials, Aerospace & Defense)	16,600	1,948,559
Unilever NV (Consumer Staples, Personal Products) «	58,100	3,318,672

		8,905,906

Spain: 2.35%
CaixaBank SA (Financials, Banks)	762,900	3,709,885

Switzerland: 6.53%
Nestle SA (Consumer Staples, Food Products)	27,700	2,145,921
Novartis AG ADR (Health Care, Pharmaceuticals)	35,400	2,714,826
Roche Holding AG (Health Care, Pharmaceuticals)	9,900	2,199,655
UBS Group AG (Financials, Capital Markets)	192,600	3,232,770

		10,293,172

United Kingdom: 8.05%
Aon plc (Financials, Insurance)	23,052	3,284,218
Diageo plc (Consumer Staples, Beverages)	64,000	2,283,177
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	100,900	3,530,870
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,232,000	3,595,235

		12,693,500

United States: 54.57%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	39,200	2,278,696
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	33,700	3,856,965

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic World Equity Fund	Portfolio of investments—April 30, 2018 (unaudited)

Security name		Shares	Value

United States (continued)
Affiliated Managers Group Incorporated (Financials, Capital Markets)		15,900	$2,621,274
Alphabet Incorporated Class C (Information Technology, Internet Software & Services) †		3,650	3,713,255
American International Group Incorporated (Financials, Insurance)		46,000	2,576,000
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		7,200	1,189,872
BB&T Corporation (Financials, Banks)		59,900	3,162,720
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)		26,100	3,265,371
Cigna Corporation (Health Care, Health Care Providers & Services)		17,700	3,041,214
CIT Group Incorporated (Financials, Banks)		70,900	3,754,155
Comcast Corporation Class A (Consumer Discretionary, Media)		82,000	2,573,980
Eli Lilly & Company (Health Care, Pharmaceuticals)		41,300	3,348,191
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)		31,078	3,672,487
General Dynamics Corporation (Industrials, Aerospace & Defense)		10,500	2,113,755
Gilead Sciences Incorporated (Health Care, Biotechnology)		33,200	2,398,036
Honeywell International Incorporated (Industrials, Industrial Conglomerates)		20,900	3,023,812
Intercontinental Exchange Incorporated (Financials, Capital Markets)		23,500	1,702,810
Merck & Company Incorporated (Health Care, Pharmaceuticals)		57,600	3,390,912
Microsoft Corporation (Information Technology, Software)		42,000	3,927,840
Mondelez International Incorporated Class A (Consumer Staples, Food Products)		81,000	3,199,500
Motorola Solutions Incorporated (Information Technology, Communications Equipment)		34,500	3,789,135
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		862,290	3,889,525
Schlumberger Limited (Energy, Energy Equipment & Services)		46,100	3,160,616
The Walt Disney Company (Consumer Discretionary, Media)		31,300	3,140,329
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)		26,300	2,985,050
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)		64,200	3,168,270
Visa Incorporated Class A (Information Technology, IT Services)		32,100	4,072,848
Vulcan Materials Company (Materials, Construction Materials)		27,300	3,049,137

			86,065,755

Total Common Stocks (Cost $123,096,645)			157,312,066

	Yield
Short-Term Investments: 2.06%

Investment Companies: 2.06%
Securities Lending Cash Investment LLC (l)(r)(u)	1.96%	1,322,143	1,322,275
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.59	1,925,905	1,925,905

Total Short-Term Investments (Cost $3,248,180)			3,248,180

Total investments in securities (Cost $126,344,825)	101.81%	160,560,246
Other assets and liabilities, net	(1.81)	(2,855,560)

Total net assets	100.00%	$157,704,686

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2018 (unaudited)	Wells Fargo Intrinsic World Equity Fund	9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,478,852	31,320,593	31,477,302	1,322,143	$0	$0	$3,659	$1,322,275
Wells Fargo Government Money Market Fund Select Class	763,828	14,614,919	13,452,842	1,925,905	0	0	4,561	1,925,905

					$0	$0	$8,220	$3,248,180	2.06%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic World Equity Fund	Statement of assets and liabilities—April 30, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $1,291,176 of securities loaned), at value (cost $123,096,645)	$157,312,066
Investments in affiliated securities, at value (cost $3,248,180)	3,248,180
Cash	37
Foreign currency, at value (cost $43,884)	42,775
Receivable for Fund shares sold	16,642
Receivable for dividends	333,783
Receivable for securities lending income	1,968
Prepaid expenses and other assets	37,049

Total assets	160,992,500

Liabilities
Payable for investments purchased	1,633,349
Payable upon receipt of securities loaned	1,322,275
Payable for Fund shares redeemed	107,884
Management fee payable	93,017
Administration fees payable	26,621
Trustees’ fees and expenses payable	6,201
Distribution fee payable	4,091
Accrued expenses and other liabilities	94,376

Total liabilities	3,287,814

Total net assets	$157,704,686

NET ASSETS CONSIST OF
Paid-in capital	$112,411,527
Overdistributed net investment income	(371,991)
Accumulated net realized gains on investments	11,453,402
Net unrealized gains on investments	34,211,748

Total net assets	$157,704,686

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$142,350,649
Shares outstanding – Class A1	6,367,122
Net asset value per share – Class A	$22.36
Maximum offering price per share – Class A2	$23.72
Net assets – Class C	$6,606,673
Shares outstanding – Class C1	308,021
Net asset value per share – Class C	$21.45
Net assets – Administrator Class	$1,745,158
Shares outstanding – Administrator Class[1]	78,480
Net asset value per share – Administrator Class	$22.24
Net assets – Institutional Class	$7,002,206
Shares outstanding – Institutional Class[1]	313,931
Net asset value per share – Institutional Class	$22.30

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2018 (unaudited)	Wells Fargo Intrinsic World Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $93,106)	$1,440,164
Income from affiliated securities	8,220

Total investment income	1,448,384

Expenses
Management fee	685,385
Administration fees
Class A	150,693
Class C	7,194
Administrator Class	2,655
Institutional Class	4,429
Shareholder servicing fees
Class A	179,397
Class C	8,564
Administrator Class	4,898
Distribution fee
Class C	25,692
Custody and accounting fees	19,014
Professional fees	26,574
Registration fees	39,178
Shareholder report expenses	25,386
Trustees’ fees and expenses	11,486
Other fees and expenses	6,587

Total expenses	1,197,132
Less: Fee waivers and/or expense reimbursements	(98,557)

Net expenses	1,098,575

Net investment income	349,809

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,616,245
Net change in unrealized gains (losses) on investments	(3,647,003)

Net realized and unrealized gains (losses) on investments	7,969,242

Net increase in net assets resulting from operations	$8,319,051

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic World Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2018 (unaudited)		Year ended October 31, 2017

Operations
Net investment income		$349,809		$1,323,996
Net realized gains on investments		11,616,245		11,579,814
Net change in unrealized gains (losses) on investments		(3,647,003)		21,512,782

Net increase in net assets resulting from operations		8,319,051		34,416,592

Distributions to shareholders from
Net investment income
Class A		(1,319,648)		(1,555,768)
Class C		(16,540)		(31,841)
Administrator Class		(50,743)		(46,398)
Institutional Class		(82,546)		(82,395)
Net realized gains
Class A		(10,271,272)		(6,105,260)
Class C		(512,963)		(361,793)
Administrator Class		(356,603)		(186,415)
Institutional Class		(484,938)		(246,870)

Total distributions to shareholders		(13,095,253)		(8,616,740)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	61,149	1,383,229	91,775	1,943,663
Class C	5,736	125,174	11,239	230,175
Administrator Class	18,180	412,010	61,599	1,310,161
Institutional Class	37,430	837,067	141,316	2,903,861

		2,757,480		6,387,860

Reinvestment of distributions
Class A	506,636	11,262,955	382,200	7,440,005
Class C	23,586	501,242	19,294	360,925
Administrator Class	17,906	396,209	11,665	225,913
Institutional Class	21,129	469,058	14,333	278,253

		12,629,464		8,305,096

Payment for shares redeemed
Class A	(346,080)	(7,843,303)	(854,675)	(17,932,087)
Class C	(38,053)	(834,714)	(100,134)	(2,025,420)
Administrator Class	(163,287)	(3,703,595)	(111,252)	(2,222,251)
Institutional Class	(34,421)	(778,477)	(89,219)	(1,831,803)

		(13,160,089)		(24,011,561)

Net increase (decrease) in net assets resulting from capital share transactions		2,226,855		(9,318,605)

Total increase (decrease) in net assets		(2,549,347)		16,481,247

Net assets
Beginning of period		160,254,033		143,772,786

End of period		$157,704,686		$160,254,033

Undistributed (overdistributed) net investment income		$(371,991)		$747,677

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic World Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.08	$19.53	$22.82	$22.39	$21.88	$17.94
Net investment income	0.04	0.19	0.20	0.19	0.17	0.20
Net realized and unrealized gains (losses) on investments	1.13	4.54	(0.83)	0.73	0.59	4.00

Total from investment operations	1.17	4.73	(0.63)	0.92	0.76	4.20
Distributions to shareholders from
Net investment income	(0.20)	(0.23)	(0.20)	(0.12)	(0.25)	(0.26)
Net realized gains	(1.69)	(0.95)	(2.46)	(0.37)	0.00	0.00

Total distributions to shareholders	(1.89)	(1.18)	(2.66)	(0.49)	(0.25)	(0.26)
Net asset value, end of period	$22.36	$23.08	$19.53	$22.82	$22.39	$21.88
Total return[1]	5.21%	25.44%	(2.54)%	4.23%	3.45%	23.74%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.47%	1.46%	1.48%	1.47%	1.49%
Net expenses	1.35%	1.35%	1.37%	1.40%	1.40%	1.40%
Net investment income	0.45%	0.88%	1.09%	0.79%	0.70%	0.95%
Supplemental data
Portfolio turnover rate	14%	21%	23%	32%	23%	22%
Net assets, end of period (000s omitted)	$142,351	$141,831	$127,428	$149,492	$157,061	$168,621

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$22.15	$18.77	$21.99	$21.64	$21.19	$17.37
Net investment income (loss)	(0.03)[1]	0.03 [1]	0.05	0.01 [1]	(0.02)	0.05
Net realized and unrealized gains (losses) on investments	1.07	4.38	(0.80)	0.71	0.58	3.89

Total from investment operations	1.04	4.41	(0.75)	0.72	0.56	3.94
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.01)	0.00	(0.11)	(0.12)
Net realized gains	(1.69)	(0.95)	(2.46)	(0.37)	0.00	0.00

Total distributions to shareholders	(1.74)	(1.03)	(2.47)	(0.37)	(0.11)	(0.12)
Net asset value, end of period	$21.45	$22.15	$18.77	$21.99	$21.64	$21.19
Total return[2]	4.80%	24.54%	(3.26)%	3.41%	2.65%	22.82%
Ratios to average net assets (annualized)
Gross expenses	2.22%	2.22%	2.21%	2.23%	2.22%	2.24%
Net expenses	2.10%	2.10%	2.12%	2.15%	2.15%	2.15%
Net investment income (loss)	(0.30)%	0.13%	0.32%	0.05%	(0.06)%	0.20%
Supplemental data
Portfolio turnover rate	14%	21%	23%	32%	23%	22%
Net assets, end of period (000s omitted)	$6,607	$7,015	$7,252	$8,958	$9,788	$9,949

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic World Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$22.98	$19.43	$22.76	$22.33	$21.81	$17.89
Net investment income	0.05 [1]	0.20 [1]	0.24 [1]	0.23 [1]	0.22 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	1.13	4.54	(0.84)	0.75	0.59	3.99

Total from investment operations	1.18	4.74	(0.60)	0.98	0.81	4.23
Distributions to shareholders from
Net investment income	(0.23)	(0.24)	(0.27)	(0.18)	(0.29)	(0.31)
Net realized gains	(1.69)	(0.95)	(2.46)	(0.37)	0.00	0.00

Total distributions to shareholders	(1.92)	(1.19)	(2.73)	(0.55)	(0.29)	(0.31)
Net asset value, end of period	$22.24	$22.98	$19.43	$22.76	$22.33	$21.81
Total return[2]	5.25%	25.60%	(2.43)%	4.51%	3.70%	24.03%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.38%	1.37%	1.34%	1.29%	1.31%
Net expenses	1.25%	1.25%	1.22%	1.15%	1.15%	1.15%
Net investment income	0.45%	0.95%	1.27%	1.01%	0.96%	1.18%
Supplemental data
Portfolio turnover rate	14%	21%	23%	32%	23%	22%
Net assets, end of period (000s omitted)	$1,745	$4,727	$4,735	$6,239	$7,327	$5,306

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2018 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.05	$19.51	$22.83	$22.40	$21.87	$17.93
Net investment income	0.10	0.27	0.26	0.28	0.25 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	1.11	4.53	(0.80)	0.75	0.60	4.02

Total from investment operations	1.21	4.80	(0.54)	1.03	0.85	4.28
Distributions to shareholders from
Net investment income	(0.27)	(0.31)	(0.32)	(0.23)	(0.32)	(0.34)
Net realized gains	(1.69)	(0.95)	(2.46)	(0.37)	0.00	0.00

Total distributions to shareholders	(1.96)	(1.26)	(2.78)	(0.60)	(0.32)	(0.34)
Net asset value, end of period	$22.30	$23.05	$19.51	$22.83	$22.40	$21.87
Total return[2]	5.45%	25.92%	(2.13)%	4.72%	3.90%	24.28%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.13%	1.09%	1.04%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.85%	1.28%	1.47%	1.23%	1.11%	1.32%
Supplemental data
Portfolio turnover rate	14%	21%	23%	32%	23%	22%
Net assets, end of period (000s omitted)	$7,002	$6,681	$4,357	$5,058	$3,179	$2,352

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic World Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2018, the aggregate cost of all investments for federal income tax purposes was $127,062,779 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$36,898,268
Gross unrealized losses	(3,400,801)
Net unrealized gains	$33,497,467

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Belgium	$2,321,856	$0	$0	$2,321,856
France	0	11,779,077	0	11,779,077
Germany	0	5,073,518	0	5,073,518
Hong Kong	0	3,362,174	0	3,362,174
Japan	0	13,107,223	0	13,107,223
Netherlands	6,957,347	1,948,559	0	8,905,906
Spain	0	3,709,885	0	3,709,885
Switzerland	2,714,826	7,578,346	0	10,293,172
United Kingdom	3,284,218	9,409,282	0	12,693,500
United States	82,176,230	3,889,525	0	86,065,755

Short-term investments
Investment companies	1,925,905	0	0	1,925,905
Investments measured at net asset value*				1,322,275
Total assets	$99,380,382	$59,857,589	$0	$160,560,246

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,322,275 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2018, fair value pricing was used in pricing certain foreign securities and common stocks valued at $56,675,924 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended April 30, 2018, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	21

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.25% for Administrator Class shares, and 0.95% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2018, Funds Distributor received $1,484 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2018 were $21,922,201 and $32,160,618, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Intrinsic World Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intrinsic World Equity Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Intrinsic World Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Intrinsic World Equity Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

26	Wells Fargo Intrinsic World Equity Fund	Appendix (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Ameriprise

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Ameriprise Financial

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

•	Shares purchased through reinvestment of distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

Automatic Exchange of Class C Shares Available at Ameriprise Financial

•	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

Appendix (unaudited)	Wells Fargo Intrinsic World Equity Fund	27
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members, as defined by Merrill Lynch, which may differ from the definition of family member in the Fund’s prospectus.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Subject to the Fund’s policy regarding frequent purchases and redemptions of Fund shares, you may not be able to repurchase shares for the first 30 days after your redemption.

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Fund’s prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Effective on or about July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following Class A load waivers (front-end sales charge waivers), which may differ from and be more limited than those disclosed in the Fund’s prospectus or Statement of Additional Information.

Front-end Sales Load Waivers on Class A Shares Available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

28	Wells Fargo Intrinsic World Equity Fund	Appendix (unaudited)
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge. This waiver is subject to the Fund’s policy regarding frequent purchases and redemption of Fund shares, as discussed under “Account Information—Frequent Purchases and Redemptions of Fund Shares” in the Fund’s prospectus.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

311872 06-18 SA241/SAR241 04-18

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 25, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 25, 2018